UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

July 31, 2011

1.899285.101

SGX-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	11,551	$ 180,078
Alumina Ltd.	63,663	151,555
Amcor Ltd.	30,449	235,508
AMP Ltd.	72,144	361,430
Asciano Ltd. unit	80,181	147,112
ASX Ltd.	4,222	138,506
Australia & New Zealand Banking Group Ltd.	65,720	1,503,994
Bendigo & Adelaide Bank Ltd.	8,829	85,748
BHP Billiton Ltd.	81,476	3,725,704
BlueScope Steel Ltd.	49,074	61,463
Boral Ltd.	17,527	80,298
Brambles Ltd.	38,289	291,519
Caltex Australia Ltd.	3,732	43,708
CFS Retail Property Trust	53,161	101,041
Coca-Cola Amatil Ltd.	14,915	185,166
Cochlear Ltd.	1,534	119,439
Commonwealth Bank of Australia	39,364	2,130,792
Computershare Ltd.	12,068	108,852
Crown Ltd.	12,570	123,185
CSL Ltd.	13,759	463,920
DEXUS Property Group unit	128,105	121,742
Echo Entertainment Group Ltd. (a)	20,059	88,372
Energy Resources of Australia Ltd.	745	3,757
Fortescue Metals Group Ltd.	31,400	217,680
Fosters Group Ltd.	51,597	286,270
Goodman Group unit	181,609	135,677
Harvey Norman Holdings Ltd.	12,000	28,741
Iluka Resources Ltd.	10,632	207,452
Incitec Pivot Ltd.	42,145	182,895
Insurance Australia Group Ltd.	52,362	188,690
John Fairfax Holdings Ltd. (e)	50,564	48,886
Leighton Holdings Ltd.	4,296	99,635
Lend Lease Group unit	14,957	145,592
Lynas Corp. Ltd. (a)	38,366	90,624
MacArthur Coal Ltd.	3,653	62,408
Macquarie Group Ltd.	8,466	256,433
MAp Group unit	8,432	30,293
Metcash Ltd.	21,769	99,493
Mirvac Group unit	82,576	104,330
National Australia Bank Ltd.	54,945	1,448,768
Newcrest Mining Ltd.	19,626	852,781
OneSteel Ltd.	34,045	66,017
Common Stocks - continued
	Shares	Value
Australia - continued
Orica Ltd.	9,062	$ 255,968
Origin Energy Ltd.	27,009	435,903
OZ Minerals Ltd.	8,974	134,382
Paladin Energy Ltd. (Australia) (a)	13,677	39,369
Qantas Airways Ltd. (a)	26,873	54,472
QBE Insurance Group Ltd.	26,654	480,248
QR National Ltd.	45,300	167,223
Ramsay Health Care Ltd.	3,114	59,803
Rio Tinto Ltd.	11,030	969,449
Santos Ltd.	22,782	322,379
Sims Metal Management Ltd.	4,542	83,842
Sonic Healthcare Ltd.	9,841	131,255
SP AusNet unit	32,408	32,757
Stockland Corp. Ltd. unit	59,432	199,150
Suncorp-Metway Ltd.	33,824	274,989
Tabcorp Holdings Ltd.	15,187	53,726
Tattersall's Ltd.	33,768	86,070
Telstra Corp. Ltd.	113,262	372,062
The GPT Group unit	45,746	151,279
Toll Holdings Ltd.	19,045	94,785
Transurban Group unit	32,610	183,076
Wesfarmers Ltd.	25,696	827,730
Wesfarmers Ltd. (price protected shares)	3,709	121,065
Westfield Group unit	56,788	496,626
Westfield Retail Trust unit	72,522	194,410
Westpac Banking Corp.	76,360	1,713,093
Woodside Petroleum Ltd.	15,721	662,376
Woolworths Ltd.	30,835	912,643
Worleyparsons Ltd.	4,982	150,575
TOTAL AUSTRALIA		24,666,259
Austria - 0.2%
Erste Bank AG	4,641	222,659
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	26,500	102,502
OMV AG	4,354	173,981
Osterreichische Elektrizitatswirtschafts AG	1,770	72,406
Raiffeisen International Bank-Holding AG	1,293	64,904
Telekom Austria AG	7,612	93,306
Vienna Insurance Group AG Wien	1,119	59,570
Voestalpine AG	2,908	150,964
TOTAL AUSTRIA		940,292
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	38,740	$ 175,651
Bailiwick of Jersey - 0.4%
Experian PLC	26,042	343,073
Glencore International PLC	21,745	169,809
Petrofac Ltd.	6,681	153,655
Randgold Resources Ltd.	2,314	210,072
Shire PLC	14,386	499,365
WPP PLC	32,628	369,825
TOTAL BAILIWICK OF JERSEY		1,745,799
Belgium - 0.6%
Ageas	53,164	109,618
Anheuser-Busch InBev SA NV	20,309	1,168,835
Bekaert SA	879	53,595
Belgacom SA	4,042	141,273
Colruyt NV	1,717	83,634
Delhaize Group SA	2,558	184,214
Dexia SA (a)	17,378	46,194
Groupe Bruxelles Lambert SA	2,070	174,947
KBC Groupe SA	4,404	156,172
Mobistar SA	652	45,520
Solvay SA Class A	1,495	225,335
UCB SA	2,761	127,226
Umicore SA	2,992	153,132
TOTAL BELGIUM		2,669,695
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	66,000	84,259
Central European Media Enterprises Ltd. Class A (a)	200	3,824
Cheung Kong Infrastructure Holdings Ltd.	13,000	74,893
China Yurun Food Group Ltd.	33,000	103,736
CNPC (Hong Kong) Ltd.	56,000	93,695
Cosco Pacific Ltd.	40,000	64,975
Credicorp Ltd. (NY Shares)	1,724	168,435
GOME Electrical Appliances Holdings Ltd.	242,000	114,265
Huabao International Holdings Ltd.	45,000	38,107
Li & Fung Ltd.	148,000	246,103
Noble Group Ltd.	92,363	143,436
NWS Holdings Ltd.	26,662	38,725
Orient Overseas International Ltd.	4,500	25,607
Seadrill Ltd.	7,643	267,144
Sihuan Pharmaceutical Holdings Group Ltd.	37,000	16,331
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sinofert Holdings Ltd.	44,000	$ 16,654
Skyworth Digital Holdings Ltd.	50,390	32,456
Yue Yuen Industrial (Holdings) Ltd.	19,500	62,425
TOTAL BERMUDA		1,595,070
Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	2,700	42,122
All America Latina Logistica SA	11,500	83,033
Amil Participacoes SA	2,700	30,808
Anhanguera Educacional Participacoes SA	3,300	64,013
B2W Companhia Global do Varejo	2,309	21,539
Banco Bradesco SA:
(PN)	12,136	230,797
(PN) sponsored ADR	36,570	703,241
Banco do Brasil SA	9,700	164,397
Banco do Brasil SA sponsored ADR	5,600	95,648
Banco do Estado do Rio Grande do Sul SA	4,000	40,485
Banco Santander (Brasil) SA:
ADR	13,800	128,064
unit	2,600	24,421
BM&F Bovespa SA	49,900	291,770
BR Malls Participacoes SA	10,600	123,412
Bradespar SA (PN)	5,800	149,262
Brasil Foods SA	7,700	146,435
Brasil Foods SA sponsored ADR	9,700	187,307
Brasil Telecom SA	34	335
Brasil Telecom SA:
(PN)	2,681	22,676
sponsored ADR	1,000	25,840
Braskem SA:
(PN-A)	1,600	18,969
Class A sponsored ADR	1,500	36,405
Brookfield Incorporacoes SA	5,500	24,181
Brookfield Incorporacoes SA (a)	280	1,262
Centrais Eletricas Brasileiras SA (Electrobras)	2,000	24,162
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	1,500	22,773
(PN-B) sponsored ADR	4,800	73,632
sponsored ADR	4,100	49,446
Cetip SA	4,732	80,839
Cia.Hering SA	2,700	57,857
Cielo SA	4,740	131,701
Common Stocks - continued
	Shares	Value
Brazil - continued
Cielo SA sponsored ADR	2,000	$ 55,880
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	1,301	55,732
sponsored ADR	1,500	64,785
Companhia de Bebidas das Americas (AmBev):
(PN)	6,906	203,859
(PN) sponsored ADR	12,600	378,252
Companhia de Concessoes Rodoviarias	5,600	168,556
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	23,878
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	950	56,706
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,200	36,359
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	2,880	55,049
(PN) sponsored ADR (non-vtg.)	7,000	135,100
Companhia Energetica de Sao Paulo Series A	3,900	80,454
Companhia Paranaense de Energia-Copel:
(PN-B)	1,000	24,110
(PN-B) sponsored ADR	1,700	41,089
Companhia Siderurgica Nacional SA (CSN)	6,800	70,928
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	121,068
Cosan SA Industria e Comercio	3,900	59,838
CPFL Energia SA	2,000	28,430
CPFL Energia SA sponsored ADR	1,608	46,455
Cyrela Brazil Realty SA	7,400	72,512
Diagnosticos da America SA	5,600	69,495
Duratex SA	5,520	41,101
Ecorodovias Infraestrutura e Logistica SA	3,700	31,128
Eletropaulo Metropolitana SA (PN-B)	2,100	49,102
Embraer SA	4,200	30,352
Embraer SA sponsored ADR	2,625	77,490
Energias do Brasil SA	1,600	40,021
Fertilizantes Fosfatados SA (PN)	2,800	43,087
Fibria Celulose SA	1,695	20,291
Fibria Celulose SA sponsored ADR	4,500	53,820
Gafisa SA	4,100	19,823
Gafisa SA sponsored ADR	3,750	35,888
Gerdau SA:
(PN)	4,150	37,508
sponsored ADR	17,150	156,408
Common Stocks - continued
	Shares	Value
Brazil - continued
Gol Linhas Aereas Inteligentes SA:
(PN)	300	$ 2,321
sponsored ADR	2,000	15,520
Hrt Participacoes Em Petrol SA (a)	100	93,218
Hypermarcas SA	7,100	54,559
Itau Unibanco Banco Multiplo SA	14,200	287,808
Itau Unibanco Banco Multiplo SA sponsored ADR	43,850	893,225
Itausa-Investimentos Itau SA (PN)	58,771	394,787
JBS SA (a)	11,200	33,502
Klabin SA (PN) (non-vtg.)	9,200	31,374
Localiza Rent A Car SA	2,800	45,379
Lojas Americanas SA (PN)	7,707	70,303
Lojas Renner SA	3,200	114,987
Marfrig Alimentos SA	3,900	38,216
Metalurgica Gerdau SA (PN)	6,700	76,623
MMX Mineracao e Metalicos SA (a)	4,500	23,556
MRV Engenharia e Participacoes SA	7,100	52,637
Multiplan Empreendimentos Imobiliarios SA	1,500	32,394
Natura Cosmeticos SA	4,500	102,260
Odontoprev SA	2,100	35,943
OGX Petroleo e Gas Participacoes SA (a)	20,000	166,581
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(e)	13,800	117,852
PDG Realty SA Empreendimentos e Participacoes	28,200	149,072
Petroleo Brasileiro SA - Petrobras:
(ON)	18,211	305,826
(ON) sponsored ADR	28,700	974,939
(PN) (non-vtg.)	29,340	444,488
(PN) sponsored ADR (non-vtg.)	38,450	1,181,569
Porto Seguro SA	2,400	33,574
Redecard SA	8,800	151,470
Rossi Residencial SA	4,500	33,796
Souza Cruz Industria Comerico	10,300	122,840
Sul America SA unit	2,500	29,171
Suzano Papel e Celulose SA	4,775	31,706
TAM SA:
(PN) (ltd. vtg.)	1,100	21,132
(PN) sponsored ADR (ltd. vtg.)	900	17,523
Tele Norte Leste Participacoes SA	1,600	24,693
Tele Norte Leste Participacoes SA:
(PN)	600	8,312
sponsored ADR (non-vtg.)	5,200	72,696
Telecomunicacoes de Sao Paulo SA	1,940	61,031
Common Stocks - continued
	Shares	Value
Brazil - continued
Telecomunicacoes de Sao Paulo SA sponsored ADR	5,940	$ 188,417
Telemar Norte Leste SA (PN-A)	900	25,964
TIM Participacoes SA	5,000	24,658
TIM Participacoes SA sponsored ADR (non-vtg.)	1,150	57,546
Totvs SA	2,500	44,788
Tractebel Energia SA	2,900	48,851
Ultrapar Participacoes SA	1,900	33,929
Ultrapar Participacoes SA sponsored ADR	5,800	105,096
Usinas Siderurgicas de Minas Gerais SA - Usiminas	4,500	61,501
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR (e)	7,100	51,830
(PN-A) (non-vtg.)	5,500	39,534
Vale SA	8,000	258,793
Vale SA:
(PN-A)	15,000	441,046
(PN-A) sponsored ADR (e)	35,900	1,059,768
sponsored ADR	24,700	801,268
TOTAL BRAZIL		15,171,258
Canada - 7.7%
Agnico-Eagle Mines Ltd. (Canada)	4,155	231,104
Agrium, Inc.	4,101	358,891
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,233	102,025
ARC Resources Ltd.	7,452	194,295
Athabasca Oil Sands Corp. (a)	8,169	132,958
Bank of Montreal	16,204	1,018,135
Bank of Nova Scotia	27,439	1,556,045
Barrick Gold Corp.	25,550	1,218,131
Baytex Energy Corp.	2,969	165,728
BCE, Inc.	6,334	241,718
Bell Aliant, Inc.	1,700	49,288
Bombardier, Inc. Class B (sub. vtg.)	35,627	215,537
Bonavista Energy Corp.	3,725	112,093
Brookfield Asset Management, Inc. Class A	14,084	443,718
Brookfield Properties Corp.	6,808	129,333
Brookfield Residential Properties, Inc. (a)	437	4,368
CAE, Inc.	6,641	86,888
Cameco Corp.	9,741	259,073
Canadian Imperial Bank of Commerce	10,181	777,695
Canadian National Railway Co.	11,760	881,815
Canadian Natural Resources Ltd.	27,771	1,121,421
Canadian Oil Sands Ltd.	12,584	343,906
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Pacific	4,502	$ 287,489
Canadian Tire Ltd. Class A (non-vtg.)	2,098	128,287
Canadian Utilities Ltd. Class A (non-vtg.)	2,338	137,970
Cenovus Energy, Inc.	18,981	729,718
Centerra Gold, Inc.	3,914	76,731
CGI Group, Inc. Class A (sub. vtg.) (a)	6,231	133,959
CI Financial Corp.	3,767	87,334
Crescent Point Energy Corp.	5,987	269,146
Eldorado Gold Corp.	13,912	239,536
Empire Co. Ltd. Class A (non-vtg.)	731	44,347
Enbridge, Inc.	18,387	603,726
EnCana Corp.	18,667	547,662
Enerplus Corp.	4,663	145,395
Fairfax Financial Holdings Ltd. (sub. vtg.)	504	198,350
Finning International, Inc.	3,988	114,372
First Quantum Minerals Ltd.	2,131	295,449
Fortis, Inc.	4,553	150,877
Franco-Nevada Corp.	3,360	140,498
George Weston Ltd.	1,201	83,343
Gildan Activewear, Inc.	2,698	80,878
Goldcorp, Inc.	20,402	975,683
Great-West Lifeco, Inc.	7,385	184,509
Husky Energy, Inc.	6,785	189,971
IAMGOLD Corp.	9,445	189,019
IGM Financial, Inc.	3,078	154,963
Imperial Oil Ltd.	7,320	321,792
Industrial Alliance Life Insurance Co.	2,409	95,059
Inmet Mining Corp.	1,476	101,948
Intact Financial Corp.	2,701	156,762
Ivanhoe Mines Ltd. (a)	7,071	185,175
Kinross Gold Corp.	28,782	469,959
Loblaw Companies Ltd.	3,065	118,571
Magna International, Inc. Class A (sub. vtg.)	5,511	268,801
Manulife Financial Corp.	45,869	728,796
MEG Energy Corp.	3,311	178,338
Metro, Inc. Class A (sub. vtg.)	2,649	131,341
National Bank of Canada	4,275	331,342
Nexen, Inc.	12,954	302,224
Niko Resources Ltd.	1,068	73,454
Onex Corp. (sub. vtg.)	2,144	80,383
Open Text Corp. (a)	1,605	108,338
Osisko Mining Corp. (a)	9,127	135,367
Common Stocks - continued
	Shares	Value
Canada - continued
Pacific Rubiales Energy Corp.	6,549	$ 188,368
Pan American Silver Corp.	2,453	74,032
Pengrowth Energy Corp.	8,976	116,498
Penn West Petroleum Ltd.	11,269	250,999
PetroBakken Energy Ltd. Class A	2,866	42,177
Potash Corp. of Saskatchewan, Inc.	21,627	1,248,634
Power Corp. of Canada (sub. vtg.)	8,726	231,530
Power Financial Corp.	6,402	188,897
Progress Energy Resources Corp.	4,973	72,143
Research In Motion Ltd. (a)	11,492	287,300
RioCan (REIT)	3,615	98,226
Ritchie Brothers Auctioneers, Inc.	2,723	74,787
Rogers Communications, Inc. Class B (non-vtg.)	10,762	410,925
Royal Bank of Canada	36,321	1,954,050
Saputo, Inc.	3,688	172,742
Shaw Communications, Inc. Class B	9,313	210,356
Shoppers Drug Mart Corp.	5,439	228,399
Silver Wheaton Corp.	8,685	312,802
Sino-Forest Corp. (a)	5,569	42,551
SNC-Lavalin Group, Inc.	3,775	213,406
Sun Life Financial, Inc.	14,736	407,345
Suncor Energy, Inc.	39,596	1,517,695
Talisman Energy, Inc.	26,147	476,196
Teck Resources Ltd. Class B (sub. vtg.)	14,988	742,654
TELUS Corp.	1,409	77,558
TELUS Corp. (non-vtg.)	3,742	197,205
The Toronto-Dominion Bank	22,507	1,801,926
Thomson Reuters Corp.	9,542	328,187
Tim Hortons, Inc.	3,310	158,648
Tim Hortons, Inc. (Canada)	899	43,143
TMX Group, Inc.	1,741	79,524
Tourmaline Oil Corp. (a)	2,500	93,286
TransAlta Corp.	5,542	122,569
TransCanada Corp.	18,034	757,677
Valeant Pharmaceuticals International, Inc. (Canada)	7,486	412,067
Vermilion Energy, Inc.	2,322	116,440
Viterra, Inc.	10,346	117,169
Yamana Gold, Inc.	18,507	240,975
Yellow Media, Inc.	15,223	33,142
TOTAL CANADA		33,763,255
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.7%
Agile Property Holdings Ltd.	32,000	$ 51,733
Alibaba.com Ltd.	34,500	48,073
Anta Sports Products Ltd.	23,000	34,705
Belle International Holdings Ltd.	106,000	232,025
Bosideng International Holdings Ltd.	98,000	28,795
Chaoda Modern Agriculture (Holdings) Ltd.	58,000	23,218
China Dongxiang Group Co. Ltd.	96,000	21,925
China High Speed Transmission Equipment Group Co. Ltd.	25,000	19,503
China Mengniu Dairy Co. Ltd.	33,000	114,322
China Resources Cement Holdings Ltd.	46,000	44,207
China Rongsheng Heavy Industry Group Co. Ltd.	38,000	23,208
China Shangshui Cement Group Ltd.	40,000	48,500
China Shineway Pharmaceutical Group Ltd.	5,000	8,455
China Zhongwang Holdings Ltd.	24,000	11,394
Country Garden Holdings Co. Ltd.	102,000	52,349
Enn Energy Holdings Ltd.	20,000	67,490
Evergrande Real Estate Group Ltd.	150,000	112,782
Foxconn International Holdings Ltd. (a)	49,000	22,319
GCL-Poly Energy Holdings Ltd.	160,000	90,123
Geely Automobile Holdings Ltd.	100,000	39,647
Greentown China Holdings Ltd.	18,500	16,568
Hengan International Group Co. Ltd.	19,000	165,163
Hengdeli Holdings Ltd.	52,000	25,821
Hidili Industry International Development Ltd.	41,000	29,985
Intime Department Store Group Co. Ltd.	21,000	35,190
Kingboard Chemical Holdings Ltd.	16,000	76,060
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	73
KWG Property Holding Ltd.	42,000	29,370
Lee & Man Paper Manufacturing Ltd.	61,000	30,681
Li Ning Co. Ltd.	18,500	22,621
Longfor Properties Co. Ltd.	28,500	43,881
Lonking Holdings Ltd.	50,000	25,405
MStar Semiconductor, Inc.	9,908	49,403
Renhe Commercial Holdings Co. Ltd.	296,000	58,488
Sands China Ltd. (a)	63,200	190,156
Sany Heavy Equipment International Holdings Co. Ltd.	20,000	20,196
Semiconductor Manufacturing International Corp. (a)	394,000	23,525
Shimao Property Holdings Ltd.	42,000	55,506
Shui On Land Ltd.	88,243	39,062
SOHO China Ltd.	49,000	44,449
Tencent Holdings Ltd.	25,400	660,925
TPK Holdings Co.	2,000	58,864
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Want Want China Holdings Ltd.	155,000	$ 138,219
Wynn Macau Ltd.	42,000	146,578
TOTAL CAYMAN ISLANDS		3,080,962
Chile - 0.4%
Banco de Credito e Inversiones	992	61,580
Banco Santander Chile	1,066,743	95,599
Banco Santander Chile sponsored ADR	41	3,812
CAP SA	2,174	99,790
Cencosud SA	21,283	140,445
Colbun SA	152,218	40,558
Compania Cervecerias Unidas SA	2,521	28,434
Compania Cervecerias Unidas SA sponsored ADR	63	3,576
Compania de Petroleos de Chile SA (COPEC)	11,285	200,417
CorpBanca SA	1,919,743	28,744
CorpBanca SA rights 7/2/11 (a)	18,619	0
E-CL SA	11,300	29,988
Empresa Nacional de Electricidad SA	79,576	142,626
Empresa Nacional de Electricidad SA sponsored ADR ADR	174	9,335
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,292	46,341
Empresas CMPC SA	2,848	136,885
Enersis SA	313,523	138,430
Enersis SA sponsored ADR	453	9,871
Gener SA	68,238	40,644
Lan Airlines SA	2,771	72,924
Lan Airlines SA sponsored ADR	303	7,933
SACI Falabella	10,117	97,742
Sociedad Quimica y Minera de Chile SA:
(PN-B)	2,431	157,550
(PN-B) sponsored ADR	95	6,110
Vina Concha y Toro SA	12,981	29,651
TOTAL CHILE		1,628,985
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	426,000	231,207
Air China Ltd. (H Shares)	62,000	65,550
Aluminum Corp. of China Ltd. (H Shares)	92,000	78,711
Angang Steel Co. Ltd. (H Shares)	26,000	26,888
Anhui Conch Cement Co. Ltd. (H Shares)	33,500	156,888
AviChina Industry & Technology Co. Ltd.	40,000	23,403
Bank Communications Co. Ltd. (H Shares)	189,200	165,075
Bank of China Ltd. (H Shares)	1,506,024	693,709
Common Stocks - continued
	Shares	Value
China - continued
BBMG Corp. (H Shares)	34,500	$ 50,109
Beijing Capital International Airport Co. Ltd. (H Shares)	28,000	13,149
BYD Co. Ltd. (H Shares) (a)	11,000	36,343
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	29,640	58,414
China Bluechemical Ltd. (H shares)	56,000	43,614
China CITIC Bank Corp. Ltd. (H Shares)	203,200	124,624
China Coal Energy Co. Ltd. (H Shares)	107,000	154,312
China Communications Construction Co. Ltd. (H Shares)	121,000	102,621
China Communications Services Corp. Ltd. (H Shares)	56,000	28,310
China Construction Bank Corp. (H Shares)	1,220,649	983,561
China Cosco Holdings Co. Ltd. (H Shares)	63,000	44,054
China Gas Holdings Ltd.	70,000	26,316
China International Marine Containers (Group) Ltd. (B Shares)	13,600	21,847
China Life Insurance Co. Ltd. (H Shares)	186,000	620,313
China Longyuan Power Grid Corp. Ltd. (H Shares)	44,000	38,164
China Merchants Bank Co. Ltd. (H Shares)	97,980	232,573
China Minsheng Banking Corp. Ltd. (H Shares)	93,800	82,802
China Molybdenum Co. Ltd. (H Shares)	26,000	20,450
China National Building Materials Co. Ltd. (H Shares)	76,000	152,706
China National Materials Co. Ltd. (H Shares)	28,000	20,693
China Oilfield Services Ltd. (H Shares)	38,000	66,504
China Pacific Insurance Group Co. Ltd. (H Shares)	36,600	138,768
China Petroleum & Chemical Corp. (H Shares)	428,000	423,961
China Railway Construction Corp. Ltd. (H Shares)	60,000	36,798
China Railway Group Ltd.	125,000	46,832
China Resources Land Ltd.	46,000	90,185
China Shenhua Energy Co. Ltd. (H Shares)	87,000	437,020
China Ship Container Lines Co. Ltd. (H Shares) (a)	91,000	25,921
China Shipping Development Co. Ltd. (H Shares)	36,000	28,084
China Southern Airlines Ltd. (H Shares) (a)	58,000	37,643
China Telecom Corp. Ltd. (H Shares)	352,000	230,620
China Vanke Co. Ltd. (B Shares)	34,100	47,034
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	49,000	28,355
CSG Holding Co. Ltd. (B Shares)	16,600	17,870
CSR Corp. Ltd. (H Shares)	62,000	45,105
Datang International Power Generation Co. Ltd.	70,000	22,903
Dongfang Electric Corp. Ltd.	7,800	28,272
Dongfeng Motor Group Co. Ltd. (H Shares)	72,000	142,452
Golden Eagle Retail Group Ltd. (H Shares)	15,000	37,068
Great Wall Motor Co. Ltd. (H Shares)	32,500	49,039
Guangzhou Automobile Group Co. Ltd.	63,376	76,437
Common Stocks - continued
	Shares	Value
China - continued
Guangzhou R F Properties Co. Ltd. (H Shares)	26,000	$ 33,560
Huaneng Power International, Inc. (H Shares)	76,000	37,326
Industrial & Commercial Bank of China Ltd. (H Shares)	1,539,008	1,170,971
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	17,200	108,945
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	32,718
Jiangxi Copper Co. Ltd. (H Shares)	37,000	130,315
Maanshan Iron & Stl Ltd. (H Shares)	46,000	20,008
Metallurgical Corp. China Ltd. (H Shares)	57,000	21,282
Nine Dragons Paper (Holdings) Ltd.	32,000	27,098
Parkson Retail Group Ltd.	38,000	53,437
PetroChina Co. Ltd. (H Shares)	542,000	773,364
PICC Property & Casualty Co. Ltd. (H Shares) (a)	62,000	107,234
Ping An Insurance Group Co. China Ltd. (H Shares)	43,500	423,346
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	32,000	43,768
Shanghai Electric Group Co. Ltd. (H Shares)	58,000	30,809
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,500	9,203
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,200	611
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	54,000	22,518
Sinopharm Group Co. Ltd. (H Shares)	18,000	52,426
Tingyi (Cayman Islands) Holding Corp.	50,000	155,252
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	50,810
Weichai Power Co. Ltd. (H Shares)	12,000	65,283
Wumart Stores, Inc. (H Shares)	18,000	45,082
Yanzhou Coal Mining Co. Ltd. (H Shares)	50,000	191,544
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,500	52,838
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	32,403
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	10,000	29,511
Zijin Mining Group Co. Ltd. (H Shares)	153,000	82,646
ZTE Corp. (H Shares)	18,280	57,112
TOTAL CHINA		10,214,697
Colombia - 0.2%
Almacenes Exito SA	4,079	54,602
BanColombia SA	5,550	90,526
BanColombia SA:
sponsored ADR	40	2,652
(PN)	6,937	113,305
Cementos Argos SA	7,026	43,548
Corp. Financiera Colombiana SA	1,900	35,265
Corp. Financiera Colombiana SA (RFD) (a)	42	752
Ecopetrol SA	109,436	229,896
Grupo de Inversiones Surameric	5,727	115,961
Common Stocks - continued
	Shares	Value
Colombia - continued
Interconexion Electrica SA	9,677	$ 66,620
Inversiones Argos SA	7,253	74,327
TOTAL COLOMBIA		827,454
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	22,421	48,968
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	3,997	206,545
Komercni Banka AS	368	82,164
Telefonica Czech Republic AS	2,948	74,943
TOTAL CZECH REPUBLIC		363,652
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	15	111,320
Series B	33	253,432
Carlsberg A/S Series B	2,806	275,997
Coloplast A/S Series B	645	99,268
Danske Bank A/S (a)	17,048	330,435
DSV de Sammensluttede Vognmaend A/S	5,465	121,420
Novo Nordisk A/S Series B	10,593	1,295,695
Novozymes A/S Series B	1,188	194,065
Pandora A/S	1,500	42,989
TDC AS	10,550	98,133
Tryg A/S	611	33,407
Vestas Wind Systems AS (a)	5,283	116,765
William Demant Holding A/S (a)	517	45,368
TOTAL DENMARK		3,018,294
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE (a)	5	538
Commercial International Bank Ltd.	10,077	45,886
Commercial International Bank Ltd. sponsored GDR	2,426	10,723
EFG-Hermes Holding SAE	8,655	27,804
Egyptian Co. for Mobile Services (MobiNil)	1,097	19,149
Egyptian Kuwaiti Holding	20,435	24,726
El Ezz Steel Rebars SAE (a)	3,256	4,951
Elsewedy Electric Co.	422	2,304
National Societe Generale Bank	1,200	6,244
Orascom Construction Industries SAE	1,149	49,948
Orascom Construction Industries SAE GDR	944	41,536
Orascom Telecom Holding SAE (a)	29,181	18,856
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE unit (a)	4,891	$ 15,769
Sidi Kerir Petrochemcials Co.	360	850
Talaat Moustafa Group Holding	33,119	23,847
Telecom Egypt SAE	8,274	21,553
TOTAL EGYPT		314,684
Finland - 0.6%
Elisa Corp. (A Shares)	3,134	67,456
Fortum Corp.	11,641	308,602
Kesko Oyj	1,650	64,178
Kone Oyj (B Shares)	3,875	224,939
Metso Corp.	3,264	160,159
Neste Oil Oyj	2,696	35,406
Nokia Corp.	94,041	546,838
Nokian Tyres PLC	2,977	139,703
Orion Oyj (B Shares)	2,666	64,508
Outokumpu Oyj (A Shares)	2,545	27,225
Pohjola Bank PLC (A Shares)	4,340	52,974
Rautaruukki Oyj (K Shares)	1,736	35,520
Sampo OYJ (A Shares)	10,999	336,149
Sanoma-WSOY Oyj	2,017	35,444
Stora Enso Oyj (R Shares)	15,676	135,370
UPM-Kymmene Corp.	13,008	203,166
Wartsila Corp.	4,393	126,810
TOTAL FINLAND		2,564,447
France - 6.1%
Accor SA	3,922	173,399
Aeroports de Paris	993	90,487
Air France KLM (Reg.) (a)	2,743	33,209
Air Liquide SA	3,805	524,579
Air Liquide SA	3,394	467,916
Alcatel-Lucent SA (a)	60,494	241,120
Alstom SA	5,355	282,805
Arkema SA	1,485	145,413
Atos Origin SA	1,212	66,942
AXA SA	44,591	839,965
BIC SA	750	70,909
BNP Paribas SA	24,433	1,596,120
Bouygues SA	5,811	220,344
Bureau Veritas SA	1,474	120,509
Cap Gemini SA	3,763	185,861
Common Stocks - continued
	Shares	Value
France - continued
Carrefour SA	14,600	$ 432,147
Casino Guichard Perrachon et Compagnie	1,459	133,287
Christian Dior SA	1,424	228,137
CNP Assurances	3,993	77,110
Compagnie de St. Gobain	10,032	582,345
Compagnie Generale de Geophysique SA (a)	3,797	127,506
Credit Agricole SA	25,826	319,798
Danone	14,757	1,055,939
Dassault Systemes SA	1,530	135,266
Edenred	4,292	123,709
EDF SA	6,243	237,398
Eiffage SA	852	46,721
Eramet SA	113	31,547
Essilor International SA	5,147	413,481
Eurazeo SA	897	61,201
Eutelsat Communications	2,704	116,693
Fonciere Des Regions	699	68,296
France Telecom SA	47,366	980,078
GDF Suez	31,425	1,030,843
Gecina SA	514	71,483
Groupe Eurotunnel SA	13,613	145,525
ICADE	586	67,553
Iliad SA	453	58,190
Imerys	1,018	70,071
JC Decaux SA (a)	1,580	43,656
Klepierre SA	2,800	105,005
L'Oreal SA	3,286	396,652
L'Oreal SA	2,895	349,455
Lafarge SA	2,505	134,542
Lafarge SA (Bearer)	2,357	126,593
Lagardere S.C.A. (Reg.)	2,693	104,939
Legrand SA	4,954	193,009
LVMH Moet Hennessy - Louis Vuitton	6,419	1,180,101
M6 Metropole Television SA	1,253	28,671
Michelin CGDE Series B	4,411	371,784
Natixis SA	24,134	110,203
Neopost SA	789	63,146
Pernod-Ricard SA	5,020	498,562
Peugeot Citroen SA	3,989	152,117
PPR SA	1,978	366,630
Publicis Groupe SA	3,263	166,416
Renault SA	4,812	257,655
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	4,438	$ 185,117
Sanofi-Aventis	28,298	2,198,694
Schneider Electric SA	6,221	904,144
SCOR SE	4,352	112,401
Societe Generale Series A	16,822	839,569
Sodexo SA	2,478	189,775
Suez Environnement SA	6,333	117,657
Technip SA	2,426	266,176
Television Francaise 1 SA	3,424	65,507
Thales SA	2,716	116,314
Total SA	53,570	2,895,271
Unibail-Rodamco	2,317	517,355
Vallourec SA	2,933	299,720
Veolia Environnement	9,074	204,271
VINCI SA	11,115	647,128
Vivendi	31,133	747,272
Wendel SA	911	105,123
TOTAL FRANCE		26,734,532
Germany - 5.4%
adidas AG	5,319	395,811
Allianz AG	11,602	1,518,001
Axel Springer Verlag	900	39,894
BASF AG	23,347	2,120,787
Bayer AG	21,035	1,690,436
Bayerische Motoren Werke AG (BMW)	8,495	852,226
Beiersdorf AG	2,595	167,434
Brenntag AG	935	95,560
Celesio AG	2,454	47,302
Commerzbank AG (a)	91,867	350,854
Continental AG (a)	2,051	205,110
Daimler AG (Germany)	23,037	1,676,882
Deutsche Bank AG	23,643	1,299,910
Deutsche Boerse AG (a)	4,995	370,911
Deutsche Lufthansa AG	5,337	107,742
Deutsche Post AG	21,617	382,664
Deutsche Telekom AG	71,326	1,110,935
E.ON AG	45,535	1,257,506
Fraport AG Frankfurt Airport Services Worldwide	952	76,519
Fresenius Medical Care AG & Co. KGaA	5,004	384,028
Fresenius SE	2,996	320,923
GEA Group AG	4,518	157,521
Common Stocks - continued
	Shares	Value
Germany - continued
Hannover Rueckversicherungs AG	1,561	$ 81,272
HeidelbergCement AG	3,502	193,475
Henkel AG & Co. KGaA	3,297	180,183
Hochtief AG	1,046	84,180
Infineon Technologies AG	26,795	269,772
K&S AG	4,488	359,637
Kabel Deutschland Holding AG (a)	1,985	111,990
Lanxess AG	2,156	173,975
Linde AG	4,329	777,515
MAN SE	1,657	197,230
Merck KGaA	1,649	176,613
Metro AG	3,264	180,724
Munich Re Group	4,798	710,427
RWE AG	10,824	568,365
Salzgitter AG	1,118	81,734
SAP AG	23,357	1,460,280
Siemens AG	20,894	2,670,292
Suedzucker AG (Bearer)	1,968	69,562
Thyssenkrupp AG	8,519	377,620
TUI AG (a)	4,232	39,257
United Internet AG	2,455	49,984
Volkswagen AG	750	137,614
Wacker Chemie AG	359	68,193
TOTAL GERMANY		23,648,850
Greece - 0.1%
Alpha Bank AE (a)	14,486	63,691
Coca-Cola Hellenic Bottling Co. SA	4,332	112,351
EFG Eurobank Ergasias SA (a)	6,706	26,112
Greek Organization of Football Prognostics SA	5,221	86,646
Hellenic Petroleum SA	380	3,505
Hellenic Telecommunications Organization SA	6,993	58,479
National Bank of Greece SA (a)	25,294	170,087
Public Power Corp. of Greece	2,353	28,974
TOTAL GREECE		549,845
Hong Kong - 2.6%
AIA Group Ltd.	195,600	719,025
ASM Pacific Technology Ltd.	5,100	56,014
Bank of East Asia Ltd.	39,240	151,547
Beijing Enterprises Holdings Ltd.	13,500	68,160
BOC Hong Kong (Holdings) Ltd.	92,000	275,039
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cathay Pacific Airways Ltd.	30,000	$ 69,517
Cheung Kong Holdings Ltd.	35,000	534,848
China Agri-Industries Holding Ltd.	33,000	37,218
China Everbright Ltd.	20,000	35,875
China Insurance International Holdings Co. Ltd. (a)	23,600	54,323
China Merchant Holdings International Co. Ltd.	26,872	95,506
China Mobile (Hong Kong) Ltd.	152,000	1,512,216
China Overseas Land & Investment Ltd.	102,000	229,028
China Resources Enterprise Ltd.	32,000	138,982
China Resources Power Holdings Co. Ltd.	38,000	74,013
China State Construction International Holdings Ltd.	32,000	32,067
China Unicom (Hong Kong) Ltd.	154,000	307,601
Citic Pacific Ltd.	28,000	60,715
CLP Holdings Ltd.	49,000	452,668
CNOOC Ltd.	454,000	1,010,603
Esprit Holdings Ltd.	34,169	99,520
Fosun International Ltd.	33,500	27,337
Franshion Properties China Ltd.	88,000	24,276
Fushan International Energy Group Ltd.	62,000	35,002
Galaxy Entertainment Group Ltd. (a)	28,000	72,571
Guangdong Investment Ltd.	50,000	27,009
Hang Lung Group Ltd.	23,000	138,405
Hang Lung Properties Ltd.	61,000	225,410
Hang Seng Bank Ltd.	20,100	315,924
Henderson Land Development Co. Ltd.	28,036	177,703
Hong Kong & China Gas Co. Ltd.	116,750	285,816
Hong Kong Exchanges and Clearing Ltd.	26,600	549,147
Hopewell Holdings Ltd.	12,500	40,497
Hutchison Whampoa Ltd.	55,000	641,119
Hysan Development Co. Ltd.	15,246	71,400
Kerry Properties Ltd.	17,500	84,875
Lenovo Group Ltd.	174,000	110,511
Lifestyle International Holdings Ltd.	15,500	50,713
Link (REIT)	57,994	202,768
Minmetals Resources Ltd. (a)	32,000	22,048
MTR Corp. Ltd.	37,465	127,146
New World Development Co. Ltd.	55,482	81,723
PCCW Ltd.	88,000	38,389
Poly (Hong Kong) Investments Ltd.	44,000	32,688
Power Assets Holdings Ltd.	34,500	285,515
Shanghai Industrial Holdings Ltd.	13,000	47,288
Shangri-La Asia Ltd.	34,000	87,685
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sino Land Ltd.	70,700	$ 119,923
Sino-Ocean Land Holdings Ltd.	108,000	60,556
SJM Holdings Ltd.	38,000	95,661
Sun Hung Kai Properties Ltd.	36,000	547,820
Swire Pacific Ltd. (A Shares)	18,000	253,586
Wharf Holdings Ltd.	38,000	279,620
Wheelock and Co. Ltd.	26,000	111,756
Wing Hang Bank Ltd.	5,543	59,564
Yuexiu Property Co. Ltd. (a)	136,000	24,953
TOTAL HONG KONG		11,370,889
Hungary - 0.1%
Magyar Telekom PLC	11,304	32,706
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,052	113,230
OTP Bank PLC	6,143	178,390
Richter Gedeon PLC	325	64,939
TOTAL HUNGARY		389,265
India - 1.6%
ABB Ltd. India	4	79
ACC Ltd.	1,395	31,920
Adani Enterprises Ltd.	5,650	74,826
Aditya Birla Nuvo Ltd.	568	12,246
Ambuja Cements Ltd.	14,065	41,152
Asian Paints India Ltd.	700	49,622
Axis Bank Ltd.	5,848	176,922
Bajaj Auto Ltd.	2,387	79,347
Bank of India	2,300	20,087
Bharat Heavy Electricals Ltd.	3,101	129,034
Bharat Petroleum Corp. Ltd.	2,206	32,826
Canara Bank	2,000	20,762
Cipla Ltd.	9,294	64,455
Coal India Ltd.	14,440	126,811
Dabur India Ltd.	8,900	20,947
DLF Ltd.	11,752	61,405
Dr. Reddy's Laboratories Ltd.	2,411	86,650
GAIL India Ltd.	10,808	112,725
GMR Infrastructure Ltd. (a)	12,281	8,514
HCL Technologies Ltd.	3,437	37,845
HDFC Bank Ltd.	38,275	421,271
Hero Honda Motors Ltd.	1,835	74,093
Hindalco Industries Ltd.	29,827	113,648
Common Stocks - continued
	Shares	Value
India - continued
Hindustan Unilever Ltd.	22,693	$ 166,309
Housing Development and Infrastructure Ltd. (a)	3,089	9,964
Housing Development Finance Corp. Ltd.	27,490	428,424
ICICI Bank Ltd.	20,962	490,060
Indiabulls Real Estate Ltd. (a)	12,600	28,329
Indiabulls Wholesale Services Ltd.	510	120
IndusInd Bank Ltd.	3,212	19,947
Infosys Ltd.	10,921	684,278
Infrastructure Development Finance Co. Ltd.	24,648	70,275
ITC Ltd.	55,845	263,183
Jaiprakash Associates Ltd.	20,464	30,828
Jindal Steel & Power Ltd.	9,898	131,611
JSW Steel Ltd.	1,748	30,559
Kotak Mahindra Bank Ltd.	7,488	75,380
Larsen & Toubro Ltd.	5,207	203,233
LIC Housing Finance Ltd.	6,286	30,207
Lupin Ltd.	3,500	36,001
Mahindra & Mahindra Ltd.	8,507	138,689
Maruti Suzuki India Ltd.	1,531	42,302
Mundra Port and SEZ Ltd.	8,400	27,275
NTPC Ltd.	16,573	66,015
Oil & Natural Gas Corp. Ltd.	18,272	111,281
Piramal Healthcare Ltd.	964	8,325
Power Grid Corp. of India Ltd.	28,600	67,991
Ranbaxy Laboratories Ltd.	2,657	32,421
Reliance Capital Ltd.	2,388	31,088
Reliance Communication Ltd.	16,737	38,445
Reliance Industries Ltd.	33,293	623,500
Reliance Infrastructure Ltd. (a)	2,614	31,976
Reliance Power Ltd. (a)	13,343	33,788
Rural Electrification Corp. Ltd.	8,595	40,768
Satyam Computer Services Ltd. (a)	18,436	35,154
Sesa Goa Ltd.	9,912	61,667
Shriram Transport Finance Co. Ltd.	2,800	40,569
Siemens India Ltd.	1,579	33,014
State Bank of India	1,543	81,837
Steel Authority of India Ltd.	11,433	32,675
Sterlite Industries (India) Ltd.	35,536	128,627
Sun Pharmaceutical Industries Ltd.	7,560	88,613
Suzlon Energy Ltd. (a)	25,401	30,107
Tata Consultancy Services Ltd.	12,344	317,465
Tata Motors Ltd.	7,726	165,369
Common Stocks - continued
	Shares	Value
India - continued
Tata Power Co. Ltd.	2,475	$ 71,725
Tata Steel Ltd.	7,249	92,478
Titan Industries Ltd.	4,000	20,651
Ultratech Cement Ltd.	1,842	42,892
Unitech Ltd.	37,874	26,172
United Phosphorous Ltd.	7,795	29,313
United Spirits Ltd.	2,532	58,687
Wipro Ltd.	13,494	118,618
Zee Entertainment Enterprises Ltd.	10,153	30,234
Zee Learn Ltd. (a)	546	264
TOTAL INDIA		7,295,890
Indonesia - 0.6%
Charoen Pokphand Indonesia Tbk	167,500	53,699
PT Adaro Energy Tbk	397,500	123,926
PT Aneka Tambang Tbk	114,500	26,941
PT Astra Agro Lestari Tbk	10,000	27,647
PT Astra International Tbk	52,500	435,441
PT Bank Central Asia Tbk	306,500	299,288
PT Bank Danamon Indonesia Tbk Series A	88,500	56,744
PT Bank Mandiri (Persero) Tbk	219,500	202,715
PT Bank Negara Indonesia (Persero) Tbk	187,989	98,418
PT Bank Rakyat Indonesia Tbk	278,500	226,076
PT Bumi Resources Tbk	383,500	137,609
PT Gudang Garam Tbk	15,500	92,818
PT Indo Tambangraya Megah Tbk	12,000	71,294
PT Indocement Tunggal Prakarsa Tbk	35,000	63,618
PT Indofood Sukses Makmur Tbk	123,000	91,888
PT Indosat Tbk	19,500	12,503
PT International Nickel Indonesia Tbk	58,500	29,250
PT Kalbe Farma Tbk	106,000	43,335
PT Perusahaan Gas Negara Tbk Series B	290,500	135,851
PT Semen Gresik (Persero) Tbk	68,500	76,156
PT Tambang Batubbara Bukit Asam Tbk	17,500	43,853
PT Telkomunikasi Indonesia Tbk Series B	252,500	218,596
PT Unilever Indonesia Tbk	37,000	67,906
PT United Tractors Tbk	41,712	133,969
PT XL Axiata Tbk	38,500	26,044
TOTAL INDONESIA		2,795,585
Ireland - 0.2%
CRH PLC	18,179	356,608
Common Stocks - continued
	Shares	Value
Ireland - continued
Elan Corp. PLC (a)	13,600	$ 151,983
James Hardie Industries NV CDI (a)	10,944	68,895
Kerry Group PLC Class A	3,391	140,056
Ryanair Holdings PLC	5,111	23,508
Ryanair Holdings PLC sponsored ADR	950	25,831
TOTAL IRELAND		766,881
Isle of Man - 0.0%
Genting Singapore PLC (a)	151,000	238,259
Israel - 0.5%
Bank Hapoalim BM (Reg.)	27,142	135,036
Bank Leumi le-Israel BM	30,059	140,586
Bezeq Israeli Telecommunication Corp. Ltd.	43,293	105,657
Cellcom Israel Ltd.	119	3,133
Cellcom Israel Ltd. (Israel)	1,181	30,932
Delek Group Ltd.	121	27,157
Discount Investment Corp. Ltd.	153	2,133
Elbit Systems Ltd.	154	7,221
Elbit Systems Ltd. (Israel)	511	24,348
Israel Chemicals Ltd.	11,162	189,242
Israel Corp. Ltd. (Class A)	61	66,688
Israel Discount Bank Ltd. (Class A) (a)	17,104	33,263
Makhteshim-Agan Industries (a)	6,312	34,853
Mizrahi Tefahot Bank Ltd.	3,041	32,135
Nice Systems Ltd. (a)	979	34,898
Nice Systems Ltd. sponsored ADR (a)	274	9,787
Ormat Industries Ltd.	833	5,515
Partner Communications Co. Ltd.	1,672	23,991
Teva Pharmaceutical Industries Ltd.	15,766	735,121
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,180	381,515
TOTAL ISRAEL		2,023,211
Italy - 1.5%
A2A SpA	27,910	40,082
Assicurazioni Generali SpA	29,559	563,177
Atlantia SpA	8,279	153,573
Autogrill SpA	2,172	28,649
Banca Carige SpA (e)	13,230	27,450
Banca Monte dei Paschi di Siena SpA	112,778	84,831
Banco Popolare Societa Cooperativa	48,301	92,998
Enel Green Power SpA	41,800	104,565
Enel SpA	169,196	977,299
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA	60,655	$ 1,318,051
EXOR SpA	1,767	53,292
Fiat Industrial SpA (a)	19,162	253,441
Fiat SpA	19,681	195,264
Finmeccanica SpA	10,938	84,239
Intesa Sanpaolo SpA	259,218	601,891
Intesa Sanpaolo SpA (Risparmio Shares)	26,555	50,632
Luxottica Group SpA	3,119	98,881
Mediaset SpA	16,868	72,516
Mediobanca SpA	13,672	126,217
Parmalat SpA	12,806	33,360
Pirelli & C SpA	5,154	53,616
Prysmian SpA	5,491	101,857
Saipem SpA	6,851	358,120
Snam Rete Gas SpA	40,690	235,148
Telecom Italia SpA	232,888	293,030
Terna SpA	28,110	127,551
UniCredit SpA	349,205	627,194
Unione di Banche Italiane SCpA	18,447	88,953
TOTAL ITALY		6,845,877
Japan - 13.8%
ABC-Mart, Inc.	800	30,975
ACOM Co. Ltd. (a)	230	3,945
Advantest Corp.	4,100	72,981
Aeon Co. Ltd.	15,200	191,765
Aeon Credit Service Co. Ltd.	1,800	25,375
Aeon Mall Co. Ltd.	2,300	59,230
Air Water, Inc.	3,000	36,484
Aisin Seiki Co. Ltd.	5,000	193,205
Ajinomoto Co., Inc.	17,000	210,719
Alfresa Holdings Corp.	900	36,835
All Nippon Airways Ltd.	23,000	77,996
Amada Co. Ltd.	9,000	70,045
Aozora Bank Ltd.	17,000	41,525
Asahi Glass Co. Ltd.	25,000	290,067
Asahi Group Holdings	9,600	203,563
Asahi Kasei Corp.	32,000	226,596
Asics Corp.	4,000	60,963
Astellas Pharma, Inc.	11,300	439,873
Bank of Kyoto Ltd.	8,000	73,176
Bank of Yokohama Ltd.	31,000	152,251
Common Stocks - continued
	Shares	Value
Japan - continued
Benesse Corp.	1,700	$ 73,663
Bridgestone Corp.	16,800	417,790
Brother Industries Ltd.	6,000	93,783
Canon, Inc.	28,600	1,379,207
Casio Computer Co. Ltd.	5,200	36,890
Central Japan Railway Co.	37	319,691
Chiba Bank Ltd.	20,000	127,071
Chiyoda Corp.	4,000	51,244
Chubu Electric Power Co., Inc.	18,000	309,180
Chugai Pharmaceutical Co. Ltd.	6,200	110,201
Chugokun Electric Power Co.	7,900	127,689
Citizen Holdings Co. Ltd.	5,200	31,349
Coca-Cola West Co. Ltd.	1,800	36,016
Cosmo Oil Co. Ltd.	12,000	36,172
Credit Saison Co. Ltd.	4,100	69,892
Dai Nippon Printing Co. Ltd.	14,000	159,345
Dai-ichi Mutual Life Insurance Co.	234	331,701
Daicel Chemical Industries Ltd.	6,000	43,033
Daido Steel Co. Ltd.	6,000	42,721
Daihatsu Motor Co. Ltd.	5,000	87,897
Daiichi Sankyo Kabushiki Kaisha	17,500	362,210
Daikin Industries Ltd.	6,000	213,526
Dainippon Sumitomo Pharma Co. Ltd.	3,500	35,607
Daito Trust Construction Co. Ltd.	1,800	173,533
Daiwa House Industry Co. Ltd.	13,000	174,820
Daiwa Securities Group, Inc.	42,000	183,356
DeNA Co. Ltd.	2,700	134,886
Denki Kagaku Kogyo KK	14,000	67,849
Denso Corp.	12,400	443,703
Dentsu, Inc.	4,800	150,177
East Japan Railway Co.	8,600	540,817
Eisai Co. Ltd.	6,200	252,141
Electric Power Development Co. Ltd.	2,900	76,904
Elpida Memory, Inc. (a)(e)	4,900	45,330
FamilyMart Co. Ltd.	1,700	64,210
Fanuc Corp.	4,900	930,150
Fast Retailing Co. Ltd.	1,300	231,066
Fuji Electric Co. Ltd.	14,000	45,657
Fuji Heavy Industries Ltd.	14,000	112,779
Fujifilm Holdings Corp.	11,900	360,719
Fujitsu Ltd.	46,000	271,344
Fukuoka Financial Group, Inc.	19,000	80,972
Common Stocks - continued
	Shares	Value
Japan - continued
Furukawa Electric Co. Ltd.	16,000	$ 69,018
GREE, Inc.	2,000	45,917
GS Yuasa Corp.	9,000	62,678
Gunma Bank Ltd.	10,000	53,271
Hakuhodo DY Holdings, Inc.	550	30,407
Hamamatsu Photonics KK	1,800	81,154
Hino Motors Ltd.	6,000	37,342
Hirose Electric Co. Ltd.	800	80,244
Hiroshima Bank Ltd.	15,000	66,069
Hisamitsu Pharmaceutical Co., Inc.	1,600	69,746
Hitachi Chemical Co. Ltd.	3,200	63,780
Hitachi Construction Machinery Co. Ltd.	2,900	65,638
Hitachi High-Technologies Corp.	1,600	34,676
Hitachi Ltd.	114,000	703,159
Hitachi Metals Ltd.	5,000	70,941
Hokkaido Electric Power Co., Inc.	4,600	70,645
Hokuhoku Financial Group, Inc.	34,000	71,123
Hokuriku Electric Power Co., Inc.	4,100	73,514
Honda Motor Co. Ltd.	41,100	1,631,106
Hoya Corp.	10,700	260,392
Ibiden Co. Ltd.	2,800	85,093
Idemitsu Kosan Co. Ltd.	600	69,694
INPEX Corp.	57	443,617
Isetan Mitsukoshi Holdings Ltd.	8,700	92,465
Ishikawajima-Harima Heavy Industries Co. Ltd.	30,000	81,076
Isuzu Motors Ltd.	32,000	159,657
Itochu Corp.	38,400	444,046
ITOCHU Techno-Solutions Corp.	700	27,694
Iyo Bank Ltd.	7,000	66,030
J Front Retailing Co. Ltd.	10,000	47,554
Japan Petroleum Exploration Co. Ltd.	800	41,006
Japan Prime Realty Investment Corp.	17	43,999
Japan Real Estate Investment Corp.	12	120,522
Japan Retail Fund Investment Corp.	42	65,648
Japan Steel Works Ltd.	9,000	63,263
Japan Tobacco, Inc.	114	518,417
JFE Holdings, Inc.	12,000	327,422
JGC Corp.	5,000	156,240
Joyo Bank Ltd.	16,000	67,355
JS Group Corp.	6,700	167,750
JSR Corp.	4,400	90,098
JTEKT Corp.	5,100	75,210
Common Stocks - continued
	Shares	Value
Japan - continued
Jupiter Telecommunications Co.	45	$ 52,504
JX Holdings, Inc.	57,910	419,098
Kajima Corp.	24,000	74,527
Kamigumi Co. Ltd.	7,000	69,668
Kaneka Corp.	6,000	38,589
Kansai Electric Power Co., Inc.	19,500	328,864
Kansai Paint Co. Ltd.	5,000	46,255
Kao Corp.	13,800	391,058
Kawasaki Heavy Industries Ltd.	37,000	136,049
Kawasaki Kisen Kaisha Ltd.	18,000	59,170
KDDI Corp.	74	549,964
Keihin Electric Express Railway Co. Ltd.	11,000	85,753
Keio Corp.	13,000	78,711
Keisei Electric Railway Co.	6,000	38,589
Keyence Corp.	1,100	311,141
Kikkoman Corp.	3,000	33,249
Kinden Corp.	4,000	33,989
Kintetsu Corp. (e)	44,000	148,639
Kirin Holdings Co. Ltd.	22,000	324,147
Kobe Steel Ltd.	61,000	134,737
Koito Manufacturing Co. Ltd.	2,000	34,535
Komatsu Ltd.	24,400	763,085
Konami Corp.	2,600	68,374
Konica Minolta Holdings, Inc.	13,000	105,736
Kubota Corp.	30,000	272,353
Kuraray Co. Ltd.	9,300	140,893
Kurita Water Industries Ltd.	2,800	81,455
Kyocera Corp.	3,900	418,047
Kyowa Hakko Kirin Co., Ltd.	7,000	74,852
Kyushu Electric Power Co., Inc.	10,400	164,043
Lawson, Inc.	1,500	81,173
Mabuchi Motor Co. Ltd.	800	41,473
Makita Corp.	2,700	127,344
Marubeni Corp.	43,000	322,926
Marui Group Co. Ltd.	4,900	40,300
Maruichi Steel Tube Ltd.	1,500	38,102
Mazda Motor Corp. (a)	42,000	116,235
McDonald's Holdings Co. (Japan) Ltd.	1,400	36,726
Medipal Holdings Corp.	4,300	40,673
Meiji Holdings Co. Ltd.	1,800	79,166
Minebea Ltd.	9,000	45,956
Miraca Holdings, Inc.	1,700	71,455
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	34,000	$ 266,381
Mitsubishi Corp.	33,900	908,669
Mitsubishi Electric Corp.	49,000	577,444
Mitsubishi Estate Co. Ltd.	31,000	557,448
Mitsubishi Gas Chemical Co., Inc.	11,000	85,896
Mitsubishi Heavy Industries Ltd.	77,000	360,164
Mitsubishi Logistics Corp.	4,000	46,203
Mitsubishi Materials Corp.	27,000	92,263
Mitsubishi Motors Corp. of Japan (a)	105,000	137,790
Mitsubishi Tanabe Pharma Corp.	6,300	114,270
Mitsubishi UFJ Financial Group, Inc.	321,300	1,631,945
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	73,553
Mitsui & Co. Ltd.	44,700	845,040
Mitsui Chemicals, Inc.	20,000	76,398
Mitsui Engineering & Shipbuilding Co.	15,000	31,963
Mitsui Fudosan Co. Ltd.	21,000	400,819
Mitsui OSK Lines Ltd.	28,000	147,340
Mizuho Financial Group, Inc.	525,600	860,017
Mizuho Securities Co. Ltd. (a)	13,000	31,755
Mizuho Trust & Banking Co. Ltd.	33,000	29,156
MS&AD Insurance Group Holdings, Inc.	14,690	368,753
Murata Manufacturing Co. Ltd.	5,200	338,492
Nabtesco Corp.	2,500	63,405
Namco Bandai Holdings, Inc.	5,700	72,208
NEC Corp. (a)	68,000	155,499
NGK Insulators Ltd.	6,000	110,154
NGK Spark Plug Co. Ltd.	5,000	70,876
NHK Spring Co. Ltd.	3,000	32,080
Nidec Corp.	2,800	278,659
Nikon Corp.	8,500	200,117
Nintendo Co. Ltd.	2,500	399,207
Nippon Building Fund, Inc.	14	143,520
Nippon Electric Glass Co. Ltd.	10,000	126,551
Nippon Express Co. Ltd.	21,000	92,769
Nippon Meat Packers, Inc.	4,000	55,870
Nippon Paper Group, Inc.	2,800	62,610
Nippon Sheet Glass Co. Ltd.	23,000	73,514
Nippon Steel Corp.	129,000	435,783
Nippon Telegraph & Telephone Corp.	12,100	598,566
Nippon Yusen KK	42,000	154,434
Nishi-Nippon City Bank Ltd.	14,000	43,111
Nissan Motor Co. Ltd.	62,400	666,443
Common Stocks - continued
	Shares	Value
Japan - continued
Nisshin Seifun Group, Inc.	4,500	$ 57,591
Nisshin Steel Co. Ltd.	15,000	31,183
Nissin Food Holdings Co. Ltd.	1,600	61,015
Nitori Holdings Co. Ltd.	900	87,585
Nitto Denko Corp.	4,200	203,001
NKSJ Holdings, Inc.	36,800	243,851
NOK Corp.	2,300	42,943
Nomura Holdings, Inc.	89,700	435,581
Nomura Real Estate Holdings, Inc.	2,600	47,801
Nomura Real Estate Office Fund, Inc.	7	45,930
Nomura Research Institute Ltd.	2,900	69,255
NSK Ltd.	11,000	107,192
NTN Corp.	13,000	78,711
NTT Data Corp.	29	100,793
NTT DoCoMo, Inc.	386	714,441
NTT Urban Development Co.	26	23,884
Obayashi Corp.	18,000	83,259
Odakyu Electric Railway Co. Ltd.	16,000	138,245
Oji Paper Co. Ltd.	23,000	115,052
Olympus Corp.	5,800	206,860
Omron Corp.	5,300	149,500
Ono Pharmaceutical Co. Ltd.	2,300	128,799
Oracle Corp. Japan	800	26,869
Oriental Land Co. Ltd.	1,300	121,952
ORIX Corp.	2,590	280,655
Osaka Gas Co. Ltd.	48,000	190,216
Otsuka Corp.	500	33,262
Otsuka Holdings Co. Ltd.	6,800	187,836
Panasonic Corp.	55,000	654,151
Rakuten, Inc.	190	193,296
Resona Holdings, Inc.	46,800	232,282
Ricoh Co. Ltd.	17,000	183,772
Rinnai Corp.	700	54,206
ROHM Co. Ltd.	2,600	152,017
Sankyo Co. Ltd. (Gunma)	1,400	74,761
Santen Pharmaceutical Co. Ltd.	1,700	68,473
SBI Holdings, Inc. Japan	536	52,719
Secom Co. Ltd.	5,600	280,491
Sega Sammy Holdings, Inc.	5,700	122,717
Seiko Epson Corp.	3,800	64,926
Sekisui Chemical Co. Ltd.	11,000	101,903
Sekisui House Ltd.	15,000	143,247
Common Stocks - continued
	Shares	Value
Japan - continued
Seven & i Holdings Co., Ltd.	19,100	$ 544,722
Seven Bank Ltd.	18	37,162
Sharp Corp.	24,000	221,711
Shikoku Electric Power Co., Inc.	4,900	107,149
Shimadzu Corp.	5,000	46,450
Shimamura Co. Ltd.	500	50,542
SHIMANO, Inc.	2,100	110,641
SHIMIZU Corp.	17,000	75,320
Shin-Etsu Chemical Co., Ltd.	10,300	557,390
Shinsei Bank Ltd.	39,000	49,659
Shionogi & Co. Ltd.	7,800	134,991
Shiseido Co. Ltd.	9,100	174,989
Shizuoka Bank Ltd.	15,000	141,298
Showa Denko KK	43,000	89,950
Showa Shell Sekiyu KK	5,800	55,916
SMC Corp.	1,400	258,117
SOFTBANK CORP.	22,300	872,124
Sojitz Corp.	33,500	66,160
Sony Corp.	25,900	649,802
Sony Financial Holdings, Inc.	4,300	77,491
Square Enix Holdings Co. Ltd.	2,000	38,927
Stanley Electric Co. Ltd.	4,000	68,187
Sumco Corp. (a)	3,500	55,389
Sumitomo Chemical Co. Ltd.	40,000	203,729
Sumitomo Corp.	28,500	402,884
Sumitomo Electric Industries Ltd.	19,800	296,878
Sumitomo Heavy Industries Ltd.	13,000	91,379
Sumitomo Metal Industries Ltd.	86,000	206,717
Sumitomo Metal Mining Co. Ltd.	13,000	230,897
Sumitomo Mitsui Financial Group, Inc.	34,100	1,073,029
Sumitomo Mitsui Trust Holdings, Inc.	82,250	303,502
Sumitomo Realty & Development Co. Ltd.	9,000	222,881
Sumitomo Rubber Industries Ltd.	4,500	58,293
Suzuken Co. Ltd.	1,400	35,180
Suzuki Motor Corp.	8,600	200,125
Sysmex Corp.	1,900	72,702
T&D Holdings, Inc.	7,350	180,491
Taisei Corp.	30,000	71,721
Taisho Pharmaceutical Co. Ltd.	3,000	70,435
Taiyo Nippon Sanso Corp.	8,000	62,678
Takashimaya Co. Ltd.	5,000	37,355
Takeda Pharmaceutical Co. Ltd.	20,200	964,529
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	3,000	$ 155,525
Teijin Ltd.	26,000	116,547
Terumo Corp.	4,200	236,289
The Chugoku Bank Ltd.	5,000	63,665
The Hachijuni Bank Ltd.	9,000	50,049
The Suruga Bank Ltd.	4,000	34,821
THK Co. Ltd.	2,800	72,433
Tobu Railway Co. Ltd.	27,000	117,872
Toho Co. Ltd.	2,200	38,332
Toho Gas Co. Ltd.	11,000	60,313
Tohoku Electric Power Co., Inc.	11,500	148,821
Tokio Marine Holdings, Inc.	18,400	543,884
Tokyo Electric Power Co. (a)	37,900	209,283
Tokyo Electron Ltd.	4,300	232,417
Tokyo Gas Co. Ltd.	66,000	314,714
Tokyu Corp.	29,000	130,371
Tokyu Land Corp.	9,000	42,331
TonenGeneral Sekiyu KK	7,000	88,040
Toppan Printing Co. Ltd.	14,000	110,960
Toray Industries, Inc.	39,000	303,528
Toshiba Corp.	102,000	530,111
Tosoh Corp.	11,000	46,878
Toto Ltd.	8,000	62,574
Toyo Seikan Kaisha Ltd.	4,200	73,670
Toyo Suisan Kaisha Ltd.	2,000	49,529
Toyoda Gosei Co. Ltd.	1,300	28,647
Toyota Boshoku Corp.	1,600	26,984
Toyota Industries Corp.	4,800	157,661
Toyota Motor Corp.	69,900	2,854,339
Toyota Tsusho Corp.	5,100	89,589
Trend Micro, Inc.	2,600	81,718
Tsumura & Co.	1,400	45,894
Ube Industries Ltd.	26,000	88,508
Unicharm Corp.	2,700	122,081
Ushio, Inc.	3,000	56,558
USS Co. Ltd.	570	45,473
West Japan Railway Co.	4,100	174,462
Yahoo! Japan Corp.	390	138,437
Yakult Honsha Co. Ltd.	2,500	71,526
Yamada Denki Co. Ltd.	2,070	165,406
Yamaguchi Financial Group, Inc.	6,000	61,353
Yamaha Corp.	3,300	39,232
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaha Motor Co. Ltd. (a)	7,600	$ 147,428
Yamato Holdings Co. Ltd.	9,800	168,331
Yamato Kogyo Co. Ltd.	900	27,141
Yamazaki Baking Co. Ltd.	4,000	55,402
Yaskawa Electric Corp.	6,000	66,654
Yokogawa Electric Corp. (a)	4,500	39,934
TOTAL JAPAN		60,812,704
Korea (South) - 3.4%
Amorepacific Corp.	78	88,779
BS Financial Group, Inc. (a)	5,150	79,377
Celltrion, Inc.	1,524	69,384
Cheil Industries, Inc.	1,128	128,924
CJ CheilJedang Corp.	180	52,243
Daelim Industrial Co.	750	89,633
Daewoo Engineering & Construction Co. Ltd. (a)	2,660	31,159
Daewoo International Corp.	1,062	40,242
Daewoo Securities Co. Ltd.	3,140	55,247
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,420	86,076
DGB Financial Group Co. Ltd. (a)	3,200	50,688
Dongbu Insurance Co. Ltd.	890	44,150
Dongkuk Steel Mill Co. Ltd.	1,070	40,240
Doosan Co. Ltd.	234	32,848
Doosan Heavy Industries & Construction Co. Ltd.	1,028	65,914
Doosan Infracore Co. Ltd. (a)	2,260	56,377
E-Mart Co. Ltd. (a)	506	131,983
GS Engineering & Construction Corp.	901	101,697
GS Holdings Corp.	1,262	108,448
Hana Financial Group, Inc.	5,490	215,320
Hanjin Heavy Industries & Consolidated Co. Ltd.	1,084	31,565
Hanjin Shipping Co. Ltd.	1,079	21,543
Hanjin Shipping Holdings Co. Ltd.	12	145
Hankook Tire Co. Ltd.	2,100	85,450
Hanwha Chemical Corp.	2,100	92,621
Hanwha Corp.	950	46,585
HITE Brewery Co. Ltd.	30	3,158
Honam Petrochemical Corp.	384	157,344
Hynix Semiconductor, Inc.	13,140	302,234
Hyosung Corp.	488	43,232
Hyundai Department Store Co. Ltd.	389	67,890
Hyundai Engineering & Construction Co. Ltd.	1,700	139,315
Hyundai Glovis Co. Ltd.	291	52,994
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Heavy Industries Co. Ltd.	1,060	$ 410,206
Hyundai Hysco Co. Ltd.	680	31,249
Hyundai Industrial Development & Construction Co.	1,220	38,360
Hyundai Merchant Marine Co. Ltd.	1,000	28,265
Hyundai Mipo Dockyard Co. Ltd.	312	49,420
Hyundai Mobis	1,708	615,612
Hyundai Motor Co.	3,876	863,948
Hyundai Securities Co. Ltd.	2,880	34,829
Hyundai Steel Co.	1,470	181,258
Hyundai Wia Corp.	300	46,097
Industrial Bank of Korea	4,290	73,853
Kangwon Land, Inc.	2,770	78,689
KB Financial Group, Inc.	7,953	395,609
KB Financial Group, Inc. ADR	362	17,959
KCC Corp.	129	42,825
Kia Motors Corp.	6,107	448,337
Korea Electric Power Corp. (a)	6,210	150,928
Korea Electric Power Corp. sponsored ADR (a)	520	6,282
Korea Exchange Bank	6,710	59,507
Korea Gas Corp.	823	27,829
Korea Investment Holdings Co. Ltd.	710	28,082
Korea Kumho Petrochemical Co.	228	46,928
Korea Life Insurance Co. Ltd.	4,200	29,798
Korea Zinc Co. Ltd.	229	95,028
Korean Air Lines Co. Ltd.	947	60,361
KP Chemical Corp.	1,070	26,032
KT Corp.	900	33,756
KT Corp. sponsored ADR	3,220	63,627
KT&G Corp.	2,778	172,851
LG Chemical Ltd.	1,162	518,012
LG Corp.	2,403	179,604
LG Display Co. Ltd.	5,970	153,608
LG Display Co. Ltd. sponsored ADR	460	5,906
LG Electronics, Inc.	2,364	180,277
LG Household & Health Care Ltd.	262	118,537
LG Innotek Co. Ltd.	229	20,309
LG Telecom Ltd.	6,738	34,000
Lotte Confectionery Co. Ltd.	21	35,873
Lotte Shopping Co. Ltd.	268	115,787
LS Cable Ltd.	548	56,916
LS Industrial Systems Ltd.	371	25,970
Mando Corp.	200	39,552
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Mirae Asset Securities Co. Ltd.	566	$ 26,306
NCsoft Corp.	420	129,470
NHN Corp. (a)	1,035	206,156
OCI Co. Ltd.	398	153,643
POSCO	1,589	701,821
POSCO sponsored ADR	336	36,893
S-Oil Corp.	1,167	164,928
S1 Corp.	240	12,793
Samsung C&T Corp.	3,083	245,342
Samsung Card Co. Ltd.	902	51,333
Samsung Electro-Mechanics Co. Ltd.	1,575	129,669
Samsung Electronics Co. Ltd.	2,670	2,137,419
Samsung Electronics Co. Ltd.:
GDR	268	106,691
GDR (f)	56	15,064
Samsung Engineering Co. Ltd.	764	188,409
Samsung Fire & Marine Insurance Co. Ltd.	887	200,654
Samsung Heavy Industries Ltd.	4,120	167,840
Samsung Life Insurance Co. Ltd.	1,207	114,255
Samsung SDI Co. Ltd.	901	145,281
Samsung Securities Co. Ltd.	1,362	102,702
Samsung Techwin Co. Ltd.	977	71,632
Seoul Semiconductor Co. Ltd.	423	12,759
Shinhan Financial Group Co. Ltd.	10,236	490,330
Shinhan Financial Group Co. Ltd. sponsored ADR	225	21,605
Shinsegae Co. Ltd.	244	75,910
SK C&C Co. Ltd.	375	49,618
SK Energy Co. Ltd.	1,576	325,873
SK Holdings Co. Ltd.	629	108,284
SK Networks Co. Ltd.	2,930	35,850
SK Telecom Co. Ltd.	331	46,060
SK Telecom Co. Ltd. sponsored ADR	3,790	60,337
STX Pan Ocean Co. Ltd. (Korea)	2,670	20,108
Woongjin Coway Co. Ltd.	1,100	42,516
Woori Finance Holdings Co. Ltd.	9,600	126,567
Woori Investment & Securities Co. Ltd.	1,850	33,164
Yuhan Corp.	222	30,848
TOTAL KOREA (SOUTH)		14,842,811
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	22,153	690,509
Kernel Holding SA (a)	1,513	39,859
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Millicom International Cellular SA unit	1,924	$ 231,179
SES SA FDR (France) unit	7,494	202,811
Subsea 7 SA (a)	7,470	197,557
Tenaris SA	11,634	256,261
TOTAL LUXEMBOURG		1,618,176
Malaysia - 0.7%
AirAsia Bhd	39,500	52,347
AMMB Holdings Bhd	41,300	90,385
Axiata Group Bhd	69,100	118,837
Berjaya Group Bhd	52,100	20,907
Berjaya Sports Toto Bhd	20,900	31,080
British American Tobacco (Malaysia) Bhd	2,600	40,769
Bumiputra-Commerce Holdings Bhd	116,800	325,725
Bursa Malaysia Bhd	4,800	12,480
DiGi.com Bhd	8,100	82,598
Gamuda Bhd	49,875	62,060
Genting Bhd	51,100	186,445
Genting Malaysia Bhd	73,800	90,835
Genting Plantations Bhd	2,900	7,696
Hong Leong Bank Bhd	11,100	49,932
Hong Leong Credit Bhd	7,600	33,573
IGB Corp. Bhd	4,040	2,861
IJM Corp. Bhd	31,500	66,920
IOI Corp. Bhd	85,300	148,135
Kuala Lumpur Kepong Bhd	10,600	77,708
Lafarge Malayan Cement Bhd	12,700	31,605
Malayan Banking Bhd	81,240	239,981
Malaysia Airports Holdings Bhd	9,000	19,697
Malaysia Marine and Heavy Engineering Sdn Bhd	10,000	25,797
Malaysian Airline System Bhd (a)	14,900	7,436
Malaysian Plantations Bhd	24,900	31,151
Maxis Bhd	61,300	113,691
MISC Bhd	30,100	75,618
MMC Corp. Bhd	24,800	22,580
Parkson Holdings Bhd	16,371	32,129
Petronas Chemicals Group Bhd	47,000	108,565
Petronas Dagangan Bhd	7,300	43,916
Petronas Gas Bhd	19,200	87,276
PLUS Expressways Bhd	45,400	66,749
PPB Group Bhd	11,500	67,321
Public Bank Bhd	42	190
Common Stocks - continued
	Shares	Value
Malaysia - continued
Public Bank Bhd (For. Reg.)	27,800	$ 125,805
RHB Capital Bhd	16,516	50,737
Sime Darby Bhd	68,800	212,281
SP Setia Bhd	27,150	35,706
Telekom Malaysia Bhd	21,700	29,636
Tenaga Nasional Bhd	68,325	141,235
UEM Land Holdings Bhd (a)	21,000	18,412
UMW Holdings Bhd	11,500	28,658
YTL Corp. Bhd	80,600	38,051
YTL Power International Bhd	49,800	32,915
TOTAL MALAYSIA		3,188,431
Mauritius - 0.0%
Golden Agri-Resources Ltd.	157,000	95,179
Mexico - 1.0%
Alfa SA de CV Series A	7,100	104,384
America Movil SAB de CV Series L	1,002,646	1,291,615
Cemex SA de CV unit (a)	254,364	179,007
Coca-Cola FEMSA SAB de CV Series L	7,400	71,464
Compartamos SAB de CV	21,500	38,669
Embotelladoras Arca SAB de CC	8,100	44,381
Fomento Economico Mexicano SAB de CV unit	48,500	350,447
Grupo Aeroportuario del Pacifico SA de CV Series B	9,700	39,751
Grupo Bimbo Sab de CV Series A	36,300	87,338
Grupo Carso SA de CV Series A1	18,000	50,685
Grupo Elektra SA de CV	2,025	147,499
Grupo Financiero Banorte SAB de CV Series O	41,700	182,223
Grupo Financiero Inbursa SAB de CV Series O	25,700	121,436
Grupo Mexico SA de CV Series B	98,500	362,790
Grupo Modelo SAB de CV Series C	14,500	89,454
Grupo Televisa SA de CV	57,200	254,439
Industrias Penoles SA de CV	3,705	159,785
Kimberly-Clark de Mexico SA de CV Series A	13,000	81,297
Mexichem SAB de CV	20,200	87,152
Minera Frisco SAB de CV (a)	16,000	80,182
Telefonos de Mexico SA de CV Series L	125,300	101,310
Urbi, Desarrollos Urbanos, SA de CV (a)	11,900	26,208
Wal-Mart de Mexico SA de CV Series V	164,300	453,261
TOTAL MEXICO		4,404,777
Morocco - 0.0%
Attijariwafa Bank	720	32,244
Common Stocks - continued
	Shares	Value
Morocco - continued
Douja Promotion Groupe Addoha SA	3,268	$ 38,350
Maroc Telecom	4,332	75,923
TOTAL MOROCCO		146,517
Netherlands - 1.7%
AEGON NV (a)	42,124	241,057
Akzo Nobel NV	5,955	365,274
ASML Holding NV (Netherlands)	11,207	399,223
Corio NV	1,417	86,663
Delta Lloyd NV	2,246	49,311
European Aeronautic Defence and Space Co. EADS NV	10,611	368,963
Fugro NV (Certificaten Van Aandelen) unit	1,856	143,634
Heineken Holding NV (A Shares)	2,997	152,699
Heineken NV (Bearer)	6,631	393,306
ING Groep NV (Certificaten Van Aandelen) (a)	97,461	1,045,816
Koninklijke Ahold NV	30,218	403,273
Koninklijke Boskalis Westminster NV	1,739	73,424
Koninklijke KPN NV	39,594	565,834
Koninklijke Philips Electronics NV	25,501	633,359
PostNL NV	7,587	59,402
QIAGEN NV (a)	5,562	93,823
Randstad Holdings NV	3,124	141,058
Reed Elsevier NV	17,025	227,500
Royal DSM NV	3,923	223,300
SBM Offshore NV	4,037	97,595
STMicroelectronics NV	16,805	132,489
Tnt Expres NV	8,373	84,817
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	41,718	1,354,751
Vopak NV	1,827	91,446
Wolters Kluwer NV (Certificaten Van Aandelen)	7,724	160,591
TOTAL NETHERLANDS		7,588,608
New Zealand - 0.1%
Auckland International Airport Ltd.	19,391	38,525
Contact Energy Ltd.	9,220	41,904
Fletcher Building Ltd.	17,165	122,680
Sky City Entertainment Group Ltd.	14,549	47,067
Telecom Corp. of New Zealand Ltd.	44,478	102,290
TOTAL NEW ZEALAND		352,466
Norway - 0.5%
Aker Solutions ASA	3,891	68,507
DnB NOR ASA	25,316	369,556
Common Stocks - continued
	Shares	Value
Norway - continued
Gjensidige Forsikring ASA	4,800	$ 56,875
Norsk Hydro ASA	23,807	170,315
Orkla ASA (A Shares)	19,445	183,096
Renewable Energy Corp. ASA (a)(e)	7,515	14,027
StatoilHydro ASA	28,861	711,315
Telenor ASA	18,663	312,644
Yara International ASA	4,675	267,942
TOTAL NORWAY		2,154,277
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	4,790	196,103
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	50,800	50,511
Aboitiz Power Corp.	53,200	41,030
Alliance Global Group, Inc.	102,800	28,249
Ayala Corp.	5,400	41,775
Ayala Land, Inc.	109,500	43,706
Banco de Oro Universal Bank	23,710	35,981
Bank of the Philippine Islands (BPI)	40,616	57,541
Globe Telecom, Inc.	1,250	28,447
Jollibee Food Corp.	13,280	27,401
Manila Electric Co.	5,500	36,414
Metropolitan Bank & Trust Co.	18,627	34,014
Philippine Long Distance Telephone Co.	905	51,332
PNOC Energy Development Corp.	236,700	38,139
SM Investments Corp.	4,070	52,444
SM Prime Holdings, Inc.	118,600	32,478
TOTAL PHILIPPINES		599,462
Poland - 0.4%
Asseco Poland SA	1,622	27,836
Bank Handlowy w Warszawie SA	855	25,305
Bank Millennium SA	7,330	14,041
Bank Polska Kasa Opieki SA	3,007	172,159
BRE Bank SA (a)	381	43,613
Cyfrowy Polsat SA	1,900	10,994
ENEA SA	3,100	20,991
Getin Holding SA (a)	8,451	34,473
Globe Trade Centre SA (a)	3,353	19,884
Grupa Lotos SA (a)	1,084	14,894
Jastrzebska Spolka Weglowa SA	1,000	49,058
KGHM Polska Miedz SA (Bearer)	3,496	239,860
Common Stocks - continued
	Shares	Value
Poland - continued
Polish Oil & Gas Co.	50,345	$ 76,719
Polska Grupa Energetyczna SA	17,297	144,287
Polski Koncern Naftowy Orlen SA (a)	8,309	139,698
Powszechna Kasa Oszczednosci Bank SA	15,670	231,581
Powszechny Zaklad Ubezpieczen SA	1,223	166,589
Synthos SA	13,871	28,665
Tauron Polska Energia SA	29,518	68,321
Telekomunikacja Polska SA	19,030	119,279
TVN SA	4,824	29,300
TOTAL POLAND		1,677,547
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)	83,643	38,699
Banco Espirito Santo SA (Reg.)	10,905	41,397
Cimpor-Cimentos de Portugal SGPS SA	4,732	36,784
Energias de Portugal SA	49,382	171,710
Galp Energia SGPS SA Class B	6,096	137,911
Jeronimo Martins SGPS SA	5,485	107,459
Portugal Telecom SGPS SA (Reg.)	17,153	147,889
TOTAL PORTUGAL		681,849
Russia - 1.6%
Federal Grid Co. Unified Energy System JSC (a)	7,062,410	96,655
Federal Grid Co. Unified Energy System JSC rights 12/31/99 (a)	58,040	0
Gazprom Neft (a)	467	2,352
Gazprom Neft sponsored ADR	150	3,776
Inter Rao Ues JSC (a)	28,447,000	41,055
LSR Group OJSC GDR (Reg. S)	4,100	30,955
Lukoil Oil Co. (a)	665	44,445
Lukoil Oil Co. sponsored ADR (United Kingdom)	12,412	829,122
Magnit OJSC GDR (Reg. S)	5,757	177,603
Mechel Steel Group OAO sponsored ADR	3,322	82,651
Mobile TeleSystems OJSC sponsored ADR	12,815	240,666
Novolipetsk Steel Ojsc	1,615	60,563
OAO Gazprom (a)	40,634	293,101
OAO Gazprom sponsored ADR (Reg. S)	115,904	1,667,859
OAO NOVATEK GDR	2,390	372,362
OAO Raspadskaya (a)	2,300	13,934
OAO Tatneft sponsored ADR	5,960	249,307
OAO TMK GDR (Reg. S) (a)	1,322	23,294
OJSC MMC Norilsk Nickel (a)	313	83,884
OJSC MMC Norilsk Nickel ADR	11,110	297,081
Common Stocks - continued
	Shares	Value
Russia - continued
Polymetal JSC (a)	111	$ 2,314
Polymetal JSC GDR (Reg. S) (a)	3,521	73,061
Rosneft Oil Co. OJSC (a)	1,806	15,405
Rosneft Oil Co. OJSC GDR (Reg. S)	39,559	337,438
RusHydro JSC (a)	144,700	7,229
RusHydro JSC:
rights (a)	44,361	0
sponsored ADR (a)	27,016	135,620
Sberbank (Savings Bank of the Russian Federation) (a)	223,345	821,517
Severstal JSC (a)	285	5,505
Severstal JSC GDR (Reg. S)	4,761	92,554
Sistema JSFC sponsored GDR	2,626	64,994
Surgutneftegaz JSC:
(Reg.)	10,100	10,173
sponsored ADR	17,230	174,368
Uralkali JSC (a)	1,055	10,328
Uralkali JSC GDR (Reg. S)	6,584	324,328
VTB Bank JSC (a)	2,224,000	6,692
VTB Bank JSC unit	32,105	192,951
TOTAL RUSSIA		6,885,142
Singapore - 1.1%
Ascendas Real Estate Investment Trust (A-REIT)	41,000	69,460
CapitaLand Ltd.	65,000	156,542
CapitaMall Trust	56,000	87,664
CapitaMalls Asia Ltd.	29,000	34,560
City Developments Ltd.	13,000	114,006
ComfortDelgro Corp. Ltd.	56,000	66,736
Cosco Corp. Singapore Ltd.	27,000	39,912
DBS Group Holdings Ltd.	44,885	578,885
Fraser & Neave Ltd.	23,000	114,604
Global Logistic Properties Ltd.	51,000	85,554
Hutchison Port Holdings Trust	140,000	106,400
Jardine Cycle & Carriage Ltd.	3,000	120,483
Keppel Corp. Ltd.	36,400	334,633
Keppel Land Ltd.	21,000	66,794
Neptune Orient Lines Ltd.	20,000	23,917
Olam International Ltd.	31,363	68,761
Oversea-Chinese Banking Corp. Ltd.	61,193	505,643
SembCorp Industries Ltd.	27,000	113,682
SembCorp Marine Ltd.	24,000	107,628
Singapore Airlines Ltd.	14,000	164,631
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	21,000	$ 130,274
Singapore Press Holdings Ltd.	41,000	134,153
Singapore Technologies Engineering Ltd.	37,000	92,796
Singapore Telecommunications Ltd.	206,000	574,812
StarHub Ltd.	13,000	30,445
United Overseas Bank Ltd.	31,856	541,008
UOL Group Ltd.	12,000	51,422
Wilmar International Ltd.	48,000	234,788
Yangzijiang Shipbuilding Holdings Ltd.	45,000	54,374
TOTAL SINGAPORE		4,804,567
South Africa - 1.7%
Absa Group Ltd.	7,795	153,415
African Bank Investments Ltd.	16,872	85,099
African Rainbow Minerals Ltd.	2,393	67,695
Anglo Platinum Ltd.	1,568	134,470
AngloGold Ashanti Ltd.	9,684	406,211
ArcelorMittal South Africa Ltd.	5,542	57,075
Aspen Pharmacare Holdings Ltd.	6,721	83,803
Aveng Ltd.	8,871	47,505
Barloworld Ltd.	4,485	43,296
Bidvest Group Ltd.	8,048	188,977
Discovery Holdings Ltd.	9,517	55,850
Exxaro Resources Ltd.	3,235	87,151
FirstRand Ltd.	71,246	205,479
Foschini Ltd.	5,759	75,755
Gold Fields Ltd.	19,106	296,569
Growthpoint Properties Ltd.	37,193	102,425
Harmony Gold Mining Co. Ltd.	9,537	129,102
Impala Platinum Holdings Ltd.	13,001	333,514
Imperial Holdings Ltd.	4,319	74,266
Investec Ltd.	4,795	38,732
Kumba Iron Ore Ltd.	2,132	162,806
Liberty Holdings Ltd.	2,395	26,848
Life Healthcare Group Holdings Ltd.	15,300	39,730
Massmart Holdings Ltd.	2,214	47,915
Mmi Holdings Ltd.	26,197	66,654
MTN Group Ltd.	42,857	929,429
Naspers Ltd. Class N	9,751	522,758
Nedbank Group Ltd.	5,479	115,214
Netcare Ltd.	22,073	47,902
Northam Platinum Ltd.	4,875	27,106
Common Stocks - continued
	Shares	Value
South Africa - continued
Pick 'n Pay Stores Ltd.	4,909	$ 30,116
Pretoria Portland Cement Co. Ltd.	16,365	63,192
Rand Merchant Insurance Holdings Ltd.	24,014	44,603
Redefine Properties Ltd. unit	60,771	73,582
Remgro Ltd.	10,894	180,477
Reunert Ltd.	4,667	41,491
RMB Holdings Ltd.	17,861	67,498
Sanlam Ltd.	46,973	190,100
Sappi Ltd. (a)	12,535	57,202
Sasol Ltd.	14,123	708,573
Shoprite Holdings Ltd.	10,636	165,569
Spar Group Ltd.	3,915	53,907
Standard Bank Group Ltd.	30,251	440,760
Steinhoff International Holdings Ltd.	28,719	100,408
Telkom SA Ltd.	6,166	32,983
Tiger Brands Ltd.	4,271	129,987
Transportation Hex Group Ltd. (a)	136	68
Truworths International Ltd.	11,682	126,550
Vodacom Group (Pty) Ltd.	10,203	129,891
Woolworths Holdings Ltd.	18,379	86,813
TOTAL SOUTH AFRICA		7,376,521
Spain - 2.2%
Abertis Infraestructuras SA	9,231	170,172
Acerinox SA	2,823	46,748
Actividades de Construccion y Servicios SA (ACS)	3,363	142,475
Amadeus IT Holding SA Class A	6,633	133,905
Banco Bilbao Vizcaya Argentaria SA	108,301	1,134,412
Banco de Sabadell SA (e)	30,373	113,861
Banco Popular Espanol SA (e)	25,357	131,564
Banco Santander SA	215,045	2,263,333
Bankinter SA	5,667	35,119
Cintra Concesiones de Infrastructuras de Transporte SA	10,024	128,201
Criteria CaixaCorp SA	20,104	116,499
Criteria CaixaCorp SA	216	1,252
Distribuidora Internacional de Alimentacion SA (e)	14,600	61,885
EDP Renovaveis SA (a)	5,179	33,635
Enagas SA	4,047	92,457
Fomento Construcciones y Contratas SA (FOCSA)	1,392	38,342
Gas Natural SDG SA	8,630	174,034
Gestevision Telecinco SA	3,469	32,598
Grifols SA	4,000	87,619
Common Stocks - continued
	Shares	Value
Spain - continued
Grupo Acciona SA	704	$ 73,104
Iberdrola SA	104,097	847,922
Inditex SA	5,526	501,334
Indra Sistemas	1,929	38,332
International Consolidated Airlines Group SA (a)	12,980	50,564
International Consolidated Airlines Group SA (a)	9,907	38,477
MAPFRE SA (Reg.)	19,086	67,983
Red Electrica Corporacion SA	2,787	152,311
Repsol YPF SA	19,977	632,205
Telefonica SA	104,258	2,323,783
Zardoya Otis SA	4,284	62,047
Zardoya Otis SA (a)	141	2,042
TOTAL SPAIN		9,728,215
Sweden - 1.9%
Alfa Laval AB	8,717	182,601
ASSA ABLOY AB (B Shares)	7,840	201,986
Atlas Copco AB:
(A Shares)	17,226	408,210
(B Shares)	9,803	207,064
Boliden AB	7,359	127,721
Electrolux AB (B Shares)	6,251	118,128
Getinge AB (B Shares)	4,945	133,688
H&M Hennes & Mauritz AB (B Shares)	26,076	891,462
Hexagon AB (B Shares)	6,587	134,423
Holmen AB (B Shares)	1,500	43,723
Husqvarna AB (B Shares)	10,597	61,323
Industrivarden AB Series C	2,600	38,968
Investment AB Kinnevik	5,472	126,454
Investor AB (B Shares)	11,311	246,468
Modern Times Group MTG AB (B Shares)	1,216	82,737
Nordea Bank AB	67,698	721,971
Ratos AB (B Shares)	4,611	83,985
Sandvik AB	25,408	406,651
Scania AB (B Shares)	8,200	160,042
Securitas AB (B Shares)	8,334	84,971
Skandinaviska Enskilda Banken AB (A Shares)	34,755	265,751
Skanska AB (B Shares)	10,424	169,982
SKF AB (B Shares)	9,611	254,029
SSAB Svenskt Stal AB (A Shares)	4,717	63,612
Svenska Cellulosa AB (SCA) (B Shares)	14,296	208,583
Svenska Handelsbanken AB (A Shares)	12,532	395,369
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	21,079	$ 370,533
Swedish Match Co.	5,365	199,956
Tele2 AB (B Shares)	8,309	177,356
Telefonaktiebolaget LM Ericsson (B Shares)	76,617	962,292
TeliaSonera AB	55,398	424,476
Volvo AB (B Shares)	35,503	574,991
TOTAL SWEDEN		8,529,506
Switzerland - 5.4%
ABB Ltd. (Reg.)	55,332	1,324,119
Actelion Ltd.	2,890	147,114
Adecco SA (Reg.)	3,308	199,509
Aryzta AG	2,259	123,596
Baloise Holdings AG	1,132	112,877
Compagnie Financiere Richemont SA Series A	13,271	860,025
Credit Suisse Group	28,936	1,039,398
GAM Holding Ltd.	4,888	76,011
Geberit AG (Reg.)	960	226,915
Givaudan SA	209	229,097
Holcim Ltd. (Reg.)	6,162	423,968
Julius Baer Group Ltd.	5,466	233,211
Kuehne & Nagel International AG	1,347	188,777
Lindt & Spruengli AG	3	114,668
Lindt & Spruengli AG (participation certificate)	23	74,891
Lonza Group AG	1,396	119,176
Nestle SA	88,241	5,628,811
Novartis AG	59,430	3,639,945
Pargesa Holding SA	761	67,575
Roche Holding AG (participation certificate)	17,864	3,211,098
Schindler Holding AG:
(participation certificate)	1,212	142,932
(Reg.)	572	66,803
SGS Societe Generale de Surveillance Holding SA (Reg.)	135	263,231
Sika AG (Bearer)	52	121,856
Sonova Holding AG Class B	1,299	122,933
Straumann Holding AG	187	42,634
Sulzer AG (Reg.)	664	96,766
Swiss Life Holding AG	772	115,053
Swiss Re Ltd.	8,905	500,896
Swisscom AG	578	278,453
Syngenta AG (Switzerland)	2,408	765,869
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG:
(Bearer)	804	$ 437,033
(Reg.)	1,137	106,014
Transocean Ltd. (Switzerland)	8,074	493,818
UBS AG (a)	93,007	1,534,047
Zurich Financial Services AG	3,708	884,460
TOTAL SWITZERLAND		24,013,579
Taiwan - 2.5%
Acer, Inc.	67,013	92,700
Advanced Semiconductor Engineering, Inc.	103,998	112,211
Advantech Co. Ltd.	4,400	14,855
Asia Cement Corp.	41,270	63,591
ASUSTeK Computer, Inc.	18,422	147,988
AU Optronics Corp.	190,000	103,961
Capital Securities Corp.	58,168	29,205
Catcher Technology Co. Ltd.	12,000	104,709
Cathay Financial Holding Co. Ltd.	176,919	264,643
Chang Hwa Commercial Bank	99,190	78,308
Cheng Shin Rubber Industry Co. Ltd.	37,000	110,821
Cheng Uei Precision Industries Co. Ltd.	13,010	39,192
Chicony Electronics Co. Ltd.	6,313	12,088
Chimei Innolux Corp. (a)	132,341	70,799
China Airlines Ltd.	53,000	30,831
China Development Finance Holding Corp.	219,380	83,939
China Life Insurance Co. Ltd.	36,200	50,703
China Motor Co. Ltd.	10,000	11,634
China Petrochemical Development Corp.	50,000	77,562
China Steel Corp.	271,339	282,801
Chinatrust Financial Holding Co. Ltd.	221,688	199,581
Chunghwa Picture Tubes, Ltd. (a)	73,551	8,761
Chunghwa Telecom Co. Ltd.	96,400	333,601
Clevo Co. Ltd.	15,000	29,190
CMC Magnetics Corp. (a)	44,000	8,821
Compal Communications, Inc.	1,000	1,212
Compal Electronics, Inc.	110,394	142,962
Coretronic Corp.	16,000	18,837
Delta Electronics, Inc.	45,000	158,934
E Ink Holdings, Inc.	18,000	37,334
E.Sun Financial Holdings Co. Ltd.	79,715	55,066
Epistar Corp.	19,000	44,474
Eternal Chemical Co. Ltd.	22,260	23,470
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	41,000	$ 36,485
Evergreen International Storage & Transport Corp.	23,000	19,791
Evergreen Marine Corp. (Taiwan) (a)	32,000	21,884
Everlight Electronics Co. Ltd.	10,000	21,468
Far East Department Stores Co. Ltd.	19,100	41,533
Far Eastern Textile Ltd.	74,260	118,924
Far EasTone Telecommunications Co. Ltd.	45,000	74,247
Farglory Land Development Co. Ltd.	5,000	12,258
Feng Hsin Iron & Steel Co.	12,000	22,147
First Financial Holding Co. Ltd.	143,709	118,928
First Financial Holding Co. Ltd. rights 9/9/11	12,559	1,479
Formosa Chemicals & Fibre Corp.	75,000	271,382
Formosa International Hotel Corp.	1,000	16,759
Formosa Petrochemical Corp.	27,000	101,437
Formosa Plastics Corp.	101,000	379,449
Formosa Taffeta Co. Ltd.	24,000	27,091
Foxconn Technology Co. Ltd.	15,420	71,013
Fubon Financial Holding Co. Ltd.	121,148	197,159
Giant Manufacturing Co. Ltd.	9,042	36,162
HannStar Display Corp. (a)	162,000	20,306
Highwealth Construction Corp.	11,000	25,062
HIWIN Technologies Corp.	5,150	62,235
Hon Hai Precision Industry Co. Ltd. (Foxconn)	230,252	656,154
HTC Corp.	19,057	566,167
Hua Nan Financial Holdings Co. Ltd.	88,990	69,947
Inotera Memories, Inc. (a)	26,257	7,119
Inventec Corp.	57,400	28,124
KGI Securities Co. Ltd.	79,000	44,588
Kinsus Interconnect Technology Corp.	9,000	37,084
Largan Precision Co. Ltd.	3,000	100,762
Lee Chang Yung Chemical Industries Corp.	12,183	30,162
Lite-On Technology Corp.	51,054	66,646
Macronix International Co. Ltd.	68,000	33,906
MediaTek, Inc.	23,007	205,932
Mega Financial Holding Co. Ltd.	191,000	183,527
Micro-Star International Co. Ltd.	5,000	2,502
Mitac International Corp.	21,000	8,289
Motech Industries, Inc.	8,060	25,090
Nan Ya Plastics Corp.	122,000	336,683
Nan Ya Printed Circuit Board Corp.	3,090	10,368
Nankang Rubber Tire Co. Ltd.	6,376	13,026
Nanya Technology Corp. (a)	63,000	14,572
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	13,000	$ 36,326
Pegatron Corp. (a)	53,652	61,585
Phison Electronics Corp.	4,199	21,082
PixArt Imaging, Inc.	1,000	3,023
Polaris Securities Co. Ltd.	51,000	38,144
Pou Chen Corp.	49,240	43,903
Powerchip Technology Corp. (a)	134,840	17,509
Powertech Technology, Inc.	18,700	53,678
President Chain Store Corp.	14,000	89,439
Qisda Corp. (a)	55,080	18,214
Quanta Computer, Inc.	63,000	154,882
Realtek Semiconductor Corp.	6,020	10,964
Richtek Technology Corp.	5,050	32,000
Ruentex Development Co. Ltd.	7,000	10,471
Ruentex Industries Ltd.	12,000	29,543
Shin Kong Financial Holding Co. Ltd. (a)	153,995	66,386
Siliconware Precision Industries Co. Ltd.	70,000	69,645
SIMPLO Technology Co. Ltd.	5,610	48,272
Sino-American Silicon Prds, Inc.	8,000	23,823
Sinopac Holdings Co.	151,000	65,357
Synnex Technology International Corp.	36,496	93,515
Tainan Spinning Co. Ltd.	13,000	8,733
Taishin Financial Holdings Co. Ltd.	128,365	68,449
Taiwan Business Bank	39,520	15,121
Taiwan Cement Corp.	78,110	123,332
Taiwan Cooperative Bank	88,700	72,483
Taiwan Fertilizer Co. Ltd.	20,000	71,330
Taiwan Glass Industry Corp.	26,532	41,020
Taiwan Mobile Co. Ltd.	48,000	131,801
Taiwan Semiconductor Manufacturing Co. Ltd.	624,000	1,548,344
Tatung Co. Ltd. (a)	49,714	25,477
TECO Electric & Machinery Co. Ltd.	49,000	34,952
Transcend Information, Inc.	8,000	21,607
Tripod Technology Corp.	8,000	31,717
TSRC Corp.	12,100	32,722
Tung Ho Steel Enterprise Corp.	11,000	12,493
U-Ming Marine Transport Corp.	14,000	24,529
Unified-President Enterprises Corp.	94,500	154,773
Unimicron Technology Corp.	35,000	62,171
United Microelectronics Corp.	312,000	139,980
Vanguard International Semiconductor Corp.	28,000	13,767
Walsin Lihwa Corp.	73,000	34,630
Common Stocks - continued
	Shares	Value
Taiwan - continued
Wan Hai Lines Ltd.	17,000	$ 11,920
Winbond Electronics Corp. (a)	43,000	11,465
Wintek Corp. (a)	36,000	48,802
Wistron Corp.	46,402	77,926
WPG Holding Co. Ltd.	28,539	47,631
Yang Ming Marine Transport Corp. (a)	41,000	26,122
Young Fast Optoelectron Co. Ltd.	4,248	19,710
Yuanta Financial Holding Co. Ltd.	136,000	97,008
Yulon Motor Co. Ltd.	20,000	52,216
TOTAL TAIWAN		11,032,623
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	22,900	88,831
Bangkok Bank Public Co. Ltd.	13,500	80,025
Bangkok Bank Public Co. Ltd. (For. Reg.)	18,700	110,850
Bank of Ayudhya PCL	20,900	19,303
Bank of Ayudhya PCL (For. Reg.)	26,800	24,752
Banpu PCL (For. Reg.)	3,900	95,879
BEC World PCL (For. Reg.)	28,100	38,694
C.P. Seven Eleven PCL (For. Reg.)	53,600	89,108
Charoen Pokphand Foods PCL (For. Reg.)	82,000	87,439
Glow Energy PCL (For. Reg.)	14,700	27,894
Indorama Ventures PCL	38,700	56,864
Kasikornbank PCL	17,600	83,936
Kasikornbank PCL (For. Reg.)	28,000	133,535
Krung Thai Bank PCL (For. Reg.)	56,000	39,120
Land & House PCL (For. Reg.)	3,500	811
PTT Aromatics & Refining PLC	29,600	42,250
PTT Chemical PCL	7,300	39,840
PTT Exploration and Production PCL	3,900	24,101
PTT Exploration and Production PCL (For. Reg.)	27,000	166,851
PTT PCL	2,000	23,308
PTT PCL (For. Reg.)	20,600	240,074
Ratchaburi Electric Generating Holding PCL	700	1,011
Siam Cement PCL (For. Reg.)	7,900	116,212
Siam Commercial Bank PCL (For. Reg.)	38,700	164,418
Thai Airways International PCL (For. Reg.)	21,900	20,778
Thai Oil PCL (For. Reg.)	18,300	47,171
Thai Petrochemical Industry PCL	200,000	38,623
TMB PCL (For. Reg.)	88,300	6,050
Total Access Communication PCL (For. Reg.)	700	1,587
TOTAL THAILAND		1,909,315
Common Stocks - continued
	Shares	Value
Turkey - 0.3%
Akbank T.A.S.	30,582	$ 133,595
Aksigorta AS (a)	222	213
Anadolu Efes Biracilik ve Malt Sanayii AS	4,768	62,937
Arcelik AS	5,045	23,054
Asya Katilim Bankasi AS (a)	12,846	18,173
Bim Birlesik Magazalar AS JSC	2,134	72,632
Coca-Cola Icecek AS	1,062	15,276
Dogan Sirketler Grubu Holding AS (a)	4,796	2,470
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,100	20,006
Enka Insaat ve Sanayi AS	7,817	21,423
Eregli Demir ve Celik Fabrikalari T.A.S.	13,830	32,663
Haci Omer Sabanci Holding AS	14,962	58,629
Koc Holding AS	14,329	60,051
TAV Havalimanlari Holding AS (a)	4,000	19,557
Tupras-Turkiye Petrol Rafinerileri AS	3,164	76,974
Turk Hava Yollari AO (a)	14,880	27,745
Turk Sise ve Cam Fabrikalari AS	8,810	19,243
Turk Telekomunikasyon AS	14,287	60,889
Turkcell Iletisim Hizmet AS	21,252	109,193
Turkiye Garanti Bankasi AS	51,340	226,706
Turkiye Halk Bankasi AS	8,566	60,085
Turkiye Is Bankasi AS Series C	41,090	117,963
Turkiye Vakiflar Bankasi TAO	16,363	34,287
Yapi ve Kredi Bankasi AS (a)	23,157	55,240
TOTAL TURKEY		1,329,004
United Kingdom - 13.6%
3i Group PLC	22,895	100,839
Admiral Group	5,307	134,948
Aggreko PLC	6,663	211,431
AMEC PLC	7,953	137,607
Anglo American PLC (United Kingdom)	33,650	1,601,955
Antofagasta PLC	9,942	230,123
ARM Holdings PLC	33,129	315,917
Associated British Foods PLC	8,797	154,665
AstraZeneca PLC (United Kingdom)	35,432	1,721,758
Autonomy Corp. PLC (a)	5,929	163,613
Aviva PLC	71,591	466,277
Babcock International Group PLC	8,922	98,790
BAE Systems PLC	85,702	427,693
Balfour Beatty PLC	16,692	83,191
Barclays PLC	294,420	1,068,416
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	86,038	$ 2,039,505
BHP Billiton PLC	55,669	2,079,708
BP PLC	478,306	3,605,146
British American Tobacco PLC (United Kingdom)	50,807	2,345,529
British Land Co. PLC	21,269	204,254
British Sky Broadcasting Group PLC	29,053	339,577
BT Group PLC	195,417	642,879
Bunzl PLC	9,118	115,479
Burberry Group PLC	10,905	267,451
Cairn Energy PLC (a)	34,840	211,501
Capita Group PLC	15,596	183,825
Capital & Counties Properties PLC	1,831	5,648
Capital Shopping Centr Group PLC	12,835	78,675
Carnival PLC	4,769	164,799
Centrica PLC	132,862	668,714
Cobham PLC	31,886	106,625
Compass Group PLC	48,391	456,375
Diageo PLC	63,393	1,289,586
Essar Energy PLC (a)	8,800	52,078
Eurasian Natural Resources Corp. PLC	5,918	75,048
Fresnillo PLC	4,970	143,594
G4S PLC (United Kingdom)	36,079	162,401
GlaxoSmithKline PLC	132,137	2,946,282
Hammerson PLC	19,152	146,447
Home Retail Group PLC	19,264	42,882
HSBC Holdings PLC (United Kingdom)	451,998	4,407,077
ICAP PLC	14,555	106,995
Imperial Tobacco Group PLC	25,924	900,928
Inmarsat PLC	12,827	113,707
InterContinental Hotel Group PLC	7,499	147,988
International Power PLC	38,971	195,571
Intertek Group PLC	4,226	132,851
Invensys PLC	21,724	110,089
Investec PLC	12,739	100,526
ITV PLC (a)	88,784	101,951
J Sainsbury PLC	31,114	155,324
Johnson Matthey PLC	5,570	186,532
Kazakhmys PLC	5,963	131,954
Kingfisher PLC	58,198	241,424
Land Securities Group PLC	19,126	268,446
Legal & General Group PLC	144,622	266,376
Lloyds Banking Group PLC (a)	1,051,560	742,900
Common Stocks - continued
	Shares	Value
United Kingdom - continued
London Stock Exchange Group PLC	4,443	$ 72,717
Lonmin PLC	3,957	82,497
Man Group PLC	47,837	174,963
Marks & Spencer Group PLC	39,255	223,095
National Grid PLC	89,321	874,032
Next PLC	4,622	180,203
Old Mutual PLC	144,166	300,799
Pearson PLC	20,703	397,310
Prudential PLC	64,061	721,663
Reckitt Benckiser Group PLC	15,742	893,360
Reed Elsevier PLC	32,192	292,769
Rexam PLC	23,020	140,388
Rio Tinto PLC	36,923	2,606,586
Rolls-Royce Group PLC	47,111	504,627
Royal & Sun Alliance Insurance Group PLC	91,608	197,755
Royal Bank of Scotland Group PLC (a)	464,639	269,629
Royal Dutch Shell PLC:
Class A (Netherlands)	59,188	2,172,390
Class A (United Kingdom)	31,466	1,152,691
Class B	68,618	2,512,723
SABMiller PLC	24,284	910,906
Sage Group PLC	34,256	154,308
Schroders PLC	3,112	83,169
Scottish & Southern Energy PLC	23,370	501,420
Segro PLC	17,417	86,347
Serco Group PLC	13,275	117,678
Severn Trent PLC	6,205	145,764
Smith & Nephew PLC	22,236	233,932
Smiths Group PLC	9,996	186,247
Standard Chartered PLC (United Kingdom)	59,849	1,530,706
Standard Life PLC	60,512	196,786
Tesco PLC	205,388	1,292,859
The Weir Group PLC	5,379	187,376
TUI Travel PLC	10,789	34,537
Tullow Oil PLC	22,750	459,361
Unilever PLC	32,499	1,037,482
United Utilities Group PLC	16,171	156,225
Vedanta Resources PLC	3,174	92,225
Vodafone Group PLC	1,319,918	3,701,854
Whitbread PLC	4,846	123,783
Wm Morrison Supermarkets PLC	55,569	265,365
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC	7,115	$ 211,992
Xstrata PLC	52,911	1,125,254
TOTAL UNITED KINGDOM		60,207,643
United States of America - 0.1%
Southern Copper Corp.	4,050	138,348
Synthes, Inc.	1,724	310,550
TOTAL UNITED STATES OF AMERICA		448,898
TOTAL COMMON STOCKS (Cost $406,399,275)		420,072,426
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,288	81,392
Henkel AG & Co. KGaA	4,490	303,347
Porsche Automobil Holding SE (Germany)	3,810	293,866
ProSiebenSat.1 Media AG	2,184	56,501
RWE AG (non-vtg.)	1,069	51,471
Volkswagen AG	3,736	748,578
TOTAL GERMANY		1,535,155
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	158,665	170,621
Korea (South) - 0.1%
Hyundai Motor Co.	548	38,152
Hyundai Motor Co. Series 2	1,052	76,433
LG Chemical Ltd.	200	30,352
Samsung Electronics Co. Ltd.	476	253,735
TOTAL KOREA (SOUTH)		398,672
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation) (a)	27,575	82,601
Surgutneftegaz JSC (a)	166,300	85,629
Transneft (a)	44	70,072
TOTAL RUSSIA		238,302
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,966,756)		2,342,750
Investment Companies - 0.2%
	Shares	Value
United States of America - 0.2%
iShares MSCI Canada Index ETF (Cost $639,393)	20,600	$ 637,364
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (Cost $253) (h)	INR	11,184	1,252
U.S. Government and Government Agency Obligations - 0.9%

U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.16% 8/18/11 to 1/12/12 (g) (Cost $3,899,059)		3,900,000	3,898,809
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	9,142,674	9,142,674
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,490,360	1,490,360
TOTAL MONEY MARKET FUNDS (Cost $10,633,034)		10,633,034
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $423,537,770)		437,585,635
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,475,908
NET ASSETS - 100%		$ 441,061,543
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
141 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	$ 11,771,385	$ (109,884)
75 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	4,303,125	3,783
5 TME S&P/TSX 60 Index Contracts	Sept. 2011	766,381	(29,731)
TOTAL EQUITY INDEX CONTRACTS		$ 16,840,891	$ (135,832)

The face value of futures purchased as a percentage of net assets is 3.9%
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,064 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,179,479.
(h) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,007
Fidelity Securities Lending Cash Central Fund	113,218
Total	$ 129,225
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 60,812,704	$ 47,076,349	$ 13,736,355	$ -
United Kingdom	60,207,643	22,583,089	37,624,554	-
Canada	33,763,255	33,763,255	-	-
France	26,734,532	20,087,592	6,646,940	-
Germany	25,184,005	19,369,495	5,814,510	-
Australia	24,666,259	20,705,158	3,961,101	-
Switzerland	24,013,579	15,710,201	8,303,378	-
Korea (South)	15,241,483	13,269,371	1,972,112	-
Brazil	15,171,258	15,171,258	-	-
India	7,295,890	5,138,648	2,157,122	120
Russia	7,123,444	7,123,444	-	-
Austria	940,292	940,292	-	-
Egypt	314,684	314,146	-	538
Other	120,946,148	91,859,997	29,086,151	-
Investment Companies	637,364	637,364	-	-
Corporate Bonds	1,252	-	1,252	-
U.S. Government and Government Agency Obligations	3,898,809	-	3,898,809	-
Money Market Funds	10,633,034	10,633,034	-	-
Total Investments in Securities:	$ 437,585,635	$ 324,382,693	$ 113,202,284	$ 658
Derivative Instruments:
Assets
Futures Contracts	$ 3,783	$ 3,783	$ -	$ -
Liabilities
Futures Contracts	$ (139,615)	$ (139,615)	$ -	$ -
Total Derivative Instruments:	$ (135,832)	$ (135,832)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 160
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(150)
Cost of Purchases	120
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	688
Transfers out of Level 3	(160)
Ending Balance	$ 658
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (150)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $423,549,707. Net unrealized appreciation aggregated $14,035,928, of which $36,507,049 related to appreciated investment securities and $22,471,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011